UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Evelyn Dilsaver
Schwab Investments
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2006

Item 1: Report(s) to Shareholders.

Schwab Equity Index Funds

Annual Report
October 31, 2006

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap
Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In this report

Performance at a Glance	1
From the Chairman	2
From the President	3
Investment Environment	4
Schwab S&P 500 Index Fund	6
Schwab Institutional Select® S&P 500 Fund	8
Schwab 1000 Index® Fund	10
Schwab Small-Cap Index Fund®	12
Schwab Total Stock Market Index Fund®	14
Schwab International Index Fund®	16
Fund Expenses	18
Financial Statements	20
Financial Notes	63
Investment Advisory Agreement Approval	72
Trustees and Officers	74
Glossary	78

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Shares™ in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period
Schwab S&P 500 Index Fund
Investor Shares (Ticker Symbol: SWPIX)	16.03%
Select Shares (Ticker Symbol: SWPPX)	16.18%
e.Shares (Ticker Symbol: SWPEX)[1]	16.20%
Benchmark: S&P 500® Index	16.34%
Performance Details	pages 6–7

Schwab Institutional Select® S&P 500 Fund (Ticker Symbol: ISLCX)	16.39%
Benchmark: S&P 500® Index	16.34%
Performance Details	pages 8–9

Schwab 1000 Index® Fund
Investor Shares (Ticker Symbol: SNXFX)	15.84%
Select Shares (Ticker Symbol: SNXSX)	16.01%
Benchmark: Schwab1000 Index®	16.26%
Performance Details	pages 10–11

Schwab Small-Cap Index Fund®
Investor Shares (Ticker Symbol: SWSMX)	17.62%
Select Shares (Ticker Symbol: SWSSX)	17.78%
Benchmark: Schwab Small-Cap Index®	17.94%
Performance Details	pages 12–13

Schwab Total Stock Market Index Fund®
Investor Shares (Ticker Symbol: SWTIX)	16.05%
Select Shares (Ticker Symbol: SWTSX)	16.23%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	16.61%
Performance Details	pages 14–15

Schwab International Index Fund®
Investor Shares (Ticker Symbol: SWINX)	26.15%
Select Shares (Ticker Symbol: SWISX)	26.35%
Benchmark: Schwab International Index®	26.76%
Performance Details	pages 16–17

Minimum Initial Investment[2]
Investor Shares ($1,000 for retirement, education and custodial accounts)	$ 2,500
Select Shares®	$50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds’ total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

1One year return presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

2Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds    1

From the Chairman

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly strive to improve and innovate. By doing this, and providing some of the highest quality products and services — at a competitive price — we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, Schwab Funds now includes more than 50 funds with over $170 billion in assets. With a variety of investment strategies, Schwab Funds provides a range of innovative investment choices that can serve as a foundation for your asset allocation plan, including the Schwab Equity Index Funds, contained within this book.

Schwab Funds are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models in the country. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. Furthermore, I am impressed by the commitment that our managers bring to the stewardship of their funds, for you, their shareholders.

In closing, I want to thank you for investing with us. We work every day to warrant the trust you have placed in us; that will never change.

Sincerely,

2    Schwab Equity Index Funds

From the President

Evelyn Dilsaver is President and
CEO of Charles Schwab Investment
Management, Inc. and of each of
the funds covered in this report.
She joined the firm in 1992 and
has held a variety of executive
positions at Schwab.
Dear Shareholder,

I am pleased to present the annual report for the Schwab Equity Index Funds for the period ended October 31, 2006. Thanks to the support of investors like you, Schwab Equity Index Funds assets were over $21 billion as of this report date.

Schwab Equity Index Funds let you tap into the power of the stock market for long-term growth potential. Indexing can be a highly effective approach to stock investing. In fact, for the one-year report period, I’m pleased to note that all but one of our equity index funds beat their respective fund category averages. What’s more, since an indexing strategy generally results in lower turnover, this can mean fewer taxable capital gain distributions to shareholders.

With this report, you will see that we have recently started an initiative to enhance the presentation of our shareholder reports to make it easier for you to find information about your fund. This book represents the first step in this process, with additional changes anticipated for future report cycles. You will notice, for example, that we have added a new lead page, Performance at a Glance, which includes the funds’ ticker symbols and report period returns for the funds and their benchmarks. For ease of reference, we have relocated the fund manager’s discussion to be in close proximity to the fund performance and portfolio statistics sections.

At this time, I would like to highlight another valuable information resource for fund shareholders, namely, our website at www.schwabfunds.com. This website contains regular updates about the Schwab Funds. I encourage you to visit the website to stay informed about your fund.

I’d like to emphasize that your trust is very important to us and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

Past performance is no guarantee of future results.

Schwab Equity Index Funds    3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.
As the U.S. economy transitioned to slower growth, equities markets rebounded, aided by higher corporate profitability, falling energy/commodity prices, and lower interest rates. The S&P 500 Index returned 16.34% and the Russell 2000 Index returned 19.98%, respectively, for the one-year report period ended October 31, 2006. Improving fundamentals and attractive valuations strengthened investor interest in emerging markets and the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index returned 27.52%. Performance in the bond markets has been mixed over the year, although the Lehman Brothers U.S. Aggregate Bond Index gained 5.19%. Several key issues continued to resonate with investors, including slowing economic growth, Federal Reserve (the Fed) policy, a sluggish real estate market, inflation concerns, and fluctuating energy prices.

Economic growth has been anything but predictable over the past year. The last quarter of 2005 saw Gross Domestic Product (GDP) slow considerably as the economy adjusted to changes in inventories and higher energy prices. Although Hurricane Katrina remained a focal point in the news late in 2005, its economic impact was determined to be minimal as damage remained contained within the hurricane’s path. In the first quarter of 2006, GDP then rebounded, only to slow later in the year. Though falling existing home sales and lower motor vehicle production have done much to curtail growth in the eyes of the Fed, favorable labor market conditions, sustained increases in labor income, and lower energy prices continued to promote stable growth. The unemployment rate fell to a cyclical low of 4.4% in the third quarter of 2006 while consumer spending and business investment remained key contributors to GDP growth.

Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.
■ 16.34%	S&P 500® Index: measures U.S. large-cap stocks
■ 19.98%	Russell 2000® Index: measures U.S. small-cap stocks
■ 27.52%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East
■ 5.19%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4    Schwab Equity Index Funds

The Investment Environment  continued

In efforts to curb inflationary pressures, the Fed raised short-term interest rates six times during the period. August marked a key point in the year as Committee members decided to hold the Fed’s target rate at 5.25%, where it remained as of the end of the report period. In its statement, the Fed noted that the economy appeared to be growing at a more moderate rate as a result of prior rate increases, lagged effects of energy prices, and a cooling of the housing market. The Fed indicated they generally expected the economy to grow at a pace below its potential, which proved to be an accurate prediction. Consistent with the Fed’s report, GDP continued to decline, growing only 2.2% in the third quarter of 2006.

Energy prices have been a key issue in the markets over the past year. Following Hurricane Katrina, oil prices peaked around $71 per barrel, with domestic gasoline prices passing $3.00 a gallon. Prices subsequently fell, but rebounded nearly 21% early in 2006, partly due to concerns that Iran might cut back exports in response to a dispute over their nuclear program. Prices declined throughout the report period due to a lack of hurricanes in the Gulf of Mexico, as well as an increase in U.S. fuel inventories. More recently, abundant inventories, warmer weather, and skepticism regarding OPEC’s proposed production cuts contributed to a slip in oil prices. Crude oil has declined nearly 26% since July 2006’s record $78.40 per barrel, yet still remained around the $60–61 per barrel range at the end of the report period, as diminishing U.S. crude inventories and concern about global surplus lingered in investors’ minds.

The events of 2006 have also had a significant impact on the housing market. Housing starts fell considerably, down nearly 34% since the beginning of 2006. Existing home sales continued to decline as well, falling nearly 15% from their peak reached in 2005. Although sales have dropped, they remained strong by historical standards. Concerns remained as to whether the Fed’s actions, and the immediate effects on the housing market, would spill over into the rest of the economy. With regards to GDP, housing took off about one percent in the third quarter of 2006, although rebounds in income, consumer spending, and investments helped to offset the impact.

Despite a moderation in economic growth during the report period, economic fundamentals remained healthy as of the end of the period. The Fed’s task of balancing inflation pressures without significantly hindering economic growth will be thoroughly scrutinized in the coming months. The challenge is to bring this economy to a state of stable growth and achieve a soft landing.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds    5

Schwab S&P 500 Index Fund

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.
The Schwab S&P 500 Index Fund Investor Shares ended the one-year period with a positive return of 16.03%, tracking the benchmark, the S&P 500 Index, which was up 16.34%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. Sectors with the best performance during the report period were Telecommunication Services, Materials, and Consumer Discretionary. On the downside, Information Technology (IT) and Health Care sectors trailed, with such IT industry heavyweights as Dell Inc., and Intel Corp. struggling. Top performing industry groups included Diversified Telecommunication Services, Metals and Mining, and Road and Rail. Conversely, Diversified Consumer Services, Internet Software and Services, and Wireless Telecommunication industry groups generated negative returns. Stocks that performed well during the period included Allegheny Technologies Inc., NVIDIA Corp. and Exxon Mobil Corp.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	96,440
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Financials	22.1%
Information Technology	15.4%
Health Care	12.4%
Industrials	10.9%
Consumer Discretionary	10.3%
Consumer Staples	9.5%
Energy	9.4%
Telecommunication Services	3.5%
Utilities	3.4%
Materials	3.0%
Others	0.1%
Total	100.0%

Top Holdings % of Net Assets[2]
Exxon Mobil Corp.	3.4%
General Electric Co.	2.9%
Citigroup, Inc.	2.0%
Microsoft Corp.	2.0%
Bank of America Corp.	2.0%
Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
Pfizer, Inc.	1.6%
American International Group, Inc.	1.4%
Altria Group, Inc.	1.4%
Total	19.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

6    Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]	Performance of a Hypothetical $10,000 Investment in e.Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (5/1/96)	16.03%	6.94%	8.26%	n/a
Select Shares® (5/19/97)	16.18%	7.12%	n/a	6.96%
e.Shares® (5/1/96)	16.20%	7.04%	8.36%	n/a

Benchmark: S&P 500® Index	16.34%	7.25%	8.63%	(5/19/97) 7.13%

Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	7.76%	(5/19/97) 6.63%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	15.41%	6.41%	7.80%	n/a
Post-Liquidation (shares were sold)	10.39%	5.65%	7.01%	n/a
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	15.89%	6.60%	n/a	6.50%
Post-Liquidation (shares were sold)	10.86%	5.84%	n/a	5.83%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	15.90%	6.54%	7.90%	n/a
Post-Liquidation (shares were sold)	10.86%	5.79%	7.11%	n/a
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.56%	5.96%	6.25%	n/a
Post-Liquidation (shares were sold)	5.04%	5.31%	5.97%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

Schwab Equity Index Funds    7

Schwab Institutional Select® S&P 500 Fund

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.	Schwab Institutional Select S&P 500 Fund ended the one-year period with a positive return of 16.39%, tracking the benchmark, the S&P 500 Index, which was up 16.34%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. Sectors with the best performance during the report period were Telecommunication Services, Materials, and Consumer Discretionary. On the downside, Information Technology (IT) and Health Care sectors trailed, with such IT industry heavyweights as Dell Inc., and Intel Corp. struggling. Top performing industry groups included Diversified Telecommunication Services, Metals and Mining, and Road and Rail. Conversely, Diversified Consumer Services, Internet Software and Services, and Wireless Telecommunication industry groups generated negative returns. Stocks that performed well during the period included Allegheny Technologies Inc., NVIDIA Corp. and Exxon Mobil Corp.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	506
Weighted Average Market Cap ($ x 1,000,000)	96,160
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Financials	22.0%
Information Technology	15.3%
Health Care	12.3%
Industrials	10.8%
Consumer Discretionary	10.3%
Energy	9.4%
Consumer Staples	9.4%
Telecommunication Services	3.5%
Utilities	3.4%
Materials	2.9%
Others	0.7%
Total	100.0%

Top Holdings % of Net Assets[2]
Exxon Mobil Corp.	3.4%
General Electric Co.	2.9%
Citigroup, Inc.	2.0%
Microsoft Corp.	2.0%
Bank of America Corp.	1.9%
Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
Pfizer, Inc.	1.6%
American International Group, Inc.	1.4%
Altria Group, Inc.	1.4%
Total	19.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

8    Schwab Equity Index Funds

Schwab Institutional Select S&P 500 Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $75,000 Investment[1]

Pre-Tax Average Annual Total Returns[1,2]
	1 year	5 years	Since Inception
Fund: Institutional Select® S&P 500 Fund (2/1/99)	16.39%	7.19%	2.46%

Benchmark: S&P 500® Index	16.34%	7.25%	2.55%

Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	3.08%

Average Annual Total Returns After Tax[1,2]
	1 year	5 years	Since Inception
Fund: Institutional Select S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	16.14%	6.67%	2.03%
Post-Liquidation (shares were sold)	10.90%	5.89%	1.84%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.56%	5.96%	n/a
Post-Liquidation (shares were sold)	5.04%	5.31%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this Fund.

Schwab Equity Index Funds    9

Schwab 1000 Index® Fund

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.	The Schwab 1000 Index Fund Investor Shares returned 15.84% for the period, slightly underperforming its benchmark, the Schwab 1000 Index, which gained 16.26%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The Schwab 1000 Index is comprised of the stocks of the largest 1000 publicly traded companies in the United States. The Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Sectors that performed well for the period included Telecommunication Services and Materials, while Health Care and Information Technology appreciated the least. From an industry group perspective, Diversified Telecommunication Services and Metals and Mining were among the top performers, while Diversified Consumer Services produced negative returns. Top performing stocks included such names as Exxon Mobil Corp. and Bank of America Corp. Exxon Mobil’s stock continued to climb throughout the year as net income continued to rise, propelled by increased production and discovery of new wells. On the downside, holdings in Yahoo!, Inc. and Dell, Inc. detracted from returns.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	976
Weighted Average Market Cap ($ x 1,000,000)	85,243
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Financials	23.0%
Information Technology	15.2%
Health Care	12.0%
Consumer Discretionary	11.5%
Consumer Staples	9.3%
Energy	8.8%
Utilities	3.3%
Telecommunication Services	3.2%
Materials	3.1%
Industrials	10.6%
Total	100.0%

Top Holdings % of Net Assets[2]
Exxon Mobil Corp.	2.9%
General Electric Co.	2.4%
Microsoft Corp.	2.0%
Bank of America Corp.	1.7%
Citigroup, Inc.	1.7%
Procter & Gamble Co.	1.4%
Wal-Mart Stores, Inc.	1.3%
Johnson & Johnson	1.3%
Pfizer, Inc.	1.3%
American International Group, Inc.	1.2%
Total	17.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

10    Schwab Equity Index Funds

Schwab 1000 Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (4/2/91)	15.84%	7.70%	8.64%	n/a
Select Shares® (5/19/97)	16.01%	7.85%	n/a	7.48%

Benchmark: Schwab 1000® Index	16.26%	8.06%	8.99%	(5/19/97) 7.69%

Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	7.76%	(5/19/97) 6.63%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	15.63%	7.30%	8.25%	n/a
Post-Liquidation (shares were sold)	10.54%	6.42%	7.41%	n/a

Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	15.77%	7.40%	n/a	7.08%
Post-Liquidation (shares were sold)	10.68%	6.52%	n/a	6.33%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.56%	5.96%	6.25%	n/a
Post-Liquidation (shares were sold)	5.04%	5.31%	5.97%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

Schwab Equity Index Funds    11

Schwab Small-Cap Index Fund®

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.
The Schwab Small-Cap Index Fund Investor Shares returned 17.62% for the report period, trailing its benchmark, the Schwab Small-Cap Index, which posted 17.94%. The Schwab Small-Cap Index is comprised of the stocks of the second- largest 1,000 publicly traded companies in the United States. The Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. Sectors such as Materials and Industrials lead performance, while Consumer Staples lagged in returns. Within the fund, Industrial Conglomerates and Marine industry groups contributed positively, while Distributors and Household Products produced negative returns for the period. Stocks such as Continental Airlines, Inc. and Veritas DGC, Inc. were among the top performers. One of the fund’s largest holdings, Veritas received a cash and stock offer to be purchased, which helped boost the company’s stock price. Conversely, positions in Chet Networks, Inc. and Openwave Systems, Inc. detracted from performance.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	983
Weighted Average Market Cap ($ x 1,000,000)	1,509
Price/Earnings Ratio (P/E)	25.8
Price/Book Ratio (P/B)	2.4

Sector Weightings % of Investments
Financials	21.6%
Consumer Discretionary	17.0%
Information Technology	16.0%
Industrials	14.5%
Health Care	9.4%
Energy	8.0%
Materials	5.0%
Utilities	3.6%
Consumer Staples	3.4%
Telecommunication Services	1.2%
Others	0.3%
Total	100.0%

Top Holdings % of Net Assets[2]
Continental Airlines, Inc., Class B	0.3%
OfficeMax, Inc.	0.3%
Albermarie Corp.	0.2%
Steel Dynamics, Inc.	0.2%
Boardwalk Pipeline Partners L.P.	0.2%
Carpenter Technology Corp.	0.2%
Veritas DGC, Inc.	0.2%
Polycom, Inc.	0.2%
Holly Corp.	0.2%
Brookdale Senior Living, Inc.	0.2%
Total	2.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

12    Schwab Equity Index Funds

Schwab Small-Cap Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (12/3/93)	17.62%	11.79%	9.60%	n/a
Select Shares® (5/19/97)	17.78%	11.95%	n/a	9.53%

Benchmark: Schwab Small-Cap Index®	17.94%	11.98%	10.37%	(5/19/97) 10.06%

Fund Category: Morningstar Small-Cap Blend	16.35%	13.54%	11.03%	(5/19/97) 10.57%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	17.40%	11.37%	8.83%	n/a
Post-Liquidation (shares were sold)	11.69%	10.07%	8.07%	n/a

Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	17.53%	11.49%	n/a	8.69%
Post-Liquidation (shares were sold)	11.83%	10.19%	n/a	7.94%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	4.38%	12.39%	8.66%	n/a
Post-Liquidation (shares were sold)	4.97%	11.35%	8.44%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

Schwab Equity Index Funds    13

Schwab Total Stock Market Index Fund®

Larry Mano, vice president and senior portfolio manager, is responsible for the co-management of the fund.	The Schwab Total Stock Market Index Fund Investor Shares returned 16.05% during the one-year period, tracking its benchmark, the Dow Jones Wilshire 5000 Composite Index, which was up 16.61%. The Dow Jones Wilshire 5000 Composite Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available, currently more than 7,000 stocks. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. Sectors that provided positive returns included Telecommunication Services and Materials, while on the downside, Health Care and Consumer Staples trailed. Within the Fund, industry groups that performed well were Diversified Telecommunication Services and Metals and Mining. Conversely, underperformers included Distributors and Diversified Consumer Services. From a stock perspective, Exxon Mobil Corp. and Bank of America Corp. weighed in as top contributors in the fund. Although many banks are experiencing narrower profit margins as a result of the inverted yield curve, Bank of America Corp. stock continued to rise throughout the year. Conversely, stocks like Yahoo!, Inc. and Dell, Inc. detracted from returns.

As of 10/31/06:
Style Assessment[1]

Statistics
Number of Holdings	2,581
Weighted Average Market Cap ($ x 1,000,000)	76,998
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.8

Sector Weightings % of Investments
Financials	22.8%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	11.8%
Industrials	11.0%
Consumer Staples	8.6%
Energy	8.6%
Utilities	3.4%
Materials Telecommunication	3.2%
Services	3.0%
Total	100.0%

Top Holdings % of Net Assets[2]
Exxon Mobil Corp.	2.6%
General Electric Co.	2.1%
Microsoft Corp.	1.7%
Citigroup, Inc.	1.5%
Bank of America Corp.	1.5%
Procter & Gamble Co.	1.3%
Johnson & Johnson	1.2%
Pfizer, Inc.	1.2%
Wal-Mart Stores, Inc.	1.1%
American International Group, Inc.	1.1%
Total	15.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

14    Schwab Equity Index Funds

Schwab Total Stock Market Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	Since Inception
Investor Shares (6/1/99)	16.05%	8.64%	3.29%
Select Shares® (6/1/99)	16.23%	8.80%	3.45%

Benchmark: Dow Jones Wilshire 5000 Composite® Index	16.61%	8.89%	3.46%

Fund Category: Morningstar Large-Cap Blend	14.74%	6.82%	2.84%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	Since Inception
Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	15.85%	8.26%	2.99%
Post-Liquidation (shares were sold)	10.66%	7.27%	2.65%

Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	15.71%	8.33%	3.07%
Post-Liquidation (shares were sold)	10.52%	7.33%	2.72%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.56%	5.96%	n/a
Post-Liquidation (shares were sold)	5.04%	5.31%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

Schwab Equity Index Funds    15

Schwab International Index Fund®

Larry Mano, (right) vice president and senior portfolio manager, is responsible for the co-management of the fund.

Tom Brown, (left) associate portfolio manager, is responsible for the dayto-day co-management of the fund.
The Schwab International Index Fund Investor Shares returned an 26.15% for the one-year period, closely tracking its benchmark, the Schwab International Index, which returned 26.76%. The Index is market-capitalization weighted and therefore, its returns are most heavily influenced by the largest names in the Index. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The Schwab International Index is comprised of stocks of 350 of the largest publicly traded companies stocks within 21 developed countries. Within the Fund, United Kingdom and Japan were the top contributors to total return, while Austria and Portugal were on the bottom end of the return scale. Sectors that performed well during the period included Financials and Materials. On the downside, Information Technology and Telecommunications Services appreciated the least. From an individual stock standpoint, HSBC Holdings plc and UBS AG were among the top contributors to returns. Conversely, stocks such as NTT DoCoMo, Inc. and Vodafone Group PLC, both wireless telecommunication services, detracted from overall returns.

As of 10/31/06:
Style Assessment[1]

Country Weightings % of Investments
United Kingdom	24.4%	Spain	4.7%
Japan	18.9%	Australia	4.3%
France	10.3%	Netherlands	4.1%
Germany	7.6%	Italy	3.3%
Switzerland	7.6%	Other	8.1%
Canada	6.7%	Total	100.0%

Statistics
Number of Holdings	347
Weighted Average Market Cap ($ x 1,000,000)	69,079
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	2.4

Sector Weightings % of Investments
Financials	34.5%
Energy	10.3%
Consumer Discretionary	9.0%
Consumer Staples	7.6%
Materials	7.4%
Health Care	7.4%
Telecommunication Services	6.3%
Industrials	6.3%
Utilities	5.8%
Information Technology	4.8%
Other	0.6%
Total	100.0%

Top Holdings % of Net Assets[2]
BP plc	2.2%
HSBC Holdings plc	2.1%
Total SA	1.6%
Novartis AG — Reg’d.	1.6%
Royal Dutch Shell plc, Class A	1.6%
Toyota Motor Corp.	1.6%
GlaxoSmithKline plc	1.5%
Nestle S.A.	1.4%
Vodafone Group plc	1.3%
UBS AG	1.3%
Total	16.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

1Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/06, which may have changed since then, and is not a precise indication of risk or performance — past, present, or future.

2This list is not a recommendation of any security by the investment adviser.

16    Schwab Equity Index Funds

Schwab International Index Fund

Performance Summary as of 10/31/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Pre-Tax Average Annual Total Returns[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (9/9/93)	26.15%	13.53%	7.16%	n/a
Select Shares® (5/19/97)	26.35%	13.70%	n/a	6.39%

Benchmark: Schwab International® Index	26.76%	14.21%	7.66%	(5/19/97) 6.74%

Fund Category: Morningstar Foreign Large-Cap Blend	26.31%	12.90%	7.29%	(5/19/97) 6.05%

Average Annual Total Returns After Tax[1,2]
Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	25.73%	12.89%	6.61%	n/a
Post-Liquidation (shares were sold)	17.31%	11.43%	5.93%	n/a

Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	25.88%	13.01%	n/a	5.83%
Post-Liquidation (shares were sold)	17.47%	11.55%	n/a	5.21%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	15.10%	11.98%	5.48%	n/a
Post-Liquidation (shares were sold)	10.70%	10.61%	5.17%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

2The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

Schwab Equity Index Funds    17

Fund Expenses (unaudited)

Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2006 and held through October 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Value (Net of Expenses) at 10/31/06	Expenses Paid During Period[2] 5/1/06–10/31/06
Schwab S&P 500 index Fund
Investor Shares
Actual Return	0.37%	$1,000	$1,059.70	$1.92
Hypothetical 5% Return	0.37%	$1,000	$1,023.34	$1.89
Select Shares®
Actual Return	0.19%	$1,000	$1,060.50	$0.99
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97
e.Shares®
Actual Return	0.22%	$1,000	$1,060.20	$1.14
Hypothetical 5% Return	0.22%	$1,000	$1,024.10	$1.12
Schwab Institutional Select®
S&P 500 Fund
Actual Return	0.10%	$1,000	$1,061.80	$0.52
Hypothetical 5% Return	0.10%	$1,000	$1,024.70	$0.51
Schwab 1000 Index® Fund
Investor Shares
Actual Return	0.49%	$1,000	$1,055.10	$2.54
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50
Select Shares
Actual Return	0.34%	$1,000	$1,055.90	$1.76
Hypothetical 5% Return	0.34%	$1,000	$1,023.49	$1.73
Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.58%	$1,000	$1,007.00	$2.93
Hypothetical 5% Return	0.58%	$1,000	$1,022.30	$2.96
Select Shares
Actual Return	0.42%	$1,000	$1,007.80	$2.13
Hypothetical 5% Return	0.42%	$1,000	$1,023.14	$2.14

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

18    Schwab Equity Index Funds

Fund Expenses continued (unaudited)

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/1/06	Ending Account Value (Net of Expenses) at 10/31/06	Expenses Paid During Period[2] 5/1/06–10/31/06
Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.54%	$1,000	$1,050.70	$2.79
Hypothetical 5% Return	0.54%	$1,000	$1,022.48	$2.75
Select Shares
Actual Return	0.39%	$1,000	$1,051.50	$2.02
Hypothetical 5% Return	0.39%	$1,000	$1,023.24	$1.99
Schwab International Index Fund®
Investor Shares
Actual Return	0.69%	$1,000	$1,040.90	$3.55
Hypothetical 5% Return	0.69%	$1,000	$1,021.73	$3.52
Select Shares
Actual Return	0.50%	$1,000	$1,041.90	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Equity Index Funds    19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	18.79	17.61	16.36	13.79	16.45
Income or loss from investment operations:
Net investment income	0.34	0.34	0.23	0.20	0.20
Net realized and unrealized gains or losses	2.64	1.14	1.23	2.57	(2.68)
Total income or loss from investment operations	2.98	1.48	1.46	2.77	(2.48)
Less distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.21)	(0.20)	(0.18)
Net asset value at end of period	21.47	18.79	17.61	16.36	13.79
Total return (%)	16.03	8.44	9.03	20.39	(15.32)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.36	0.37	0.37	0.36	0.35
Gross operating expenses	0.36	0.40	0.45	0.46	0.46
Net investment income	1.57	1.74	1.35	1.45	1.21
Portfolio turnover rate	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	3,685	3,666	3,849	3,510	2,760

20    See financial notes.

Schwab S&P 500 Index Fund

Financial Highlights continued

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	18.88	17.68	16.41	13.83	16.50
Income or loss from investment operations:
Net investment income	0.37	0.36	0.26	0.24	0.22
Net realized and unrealized gains or losses	2.65	1.16	1.24	2.57	(2.69)
Total income or loss from investment operations	3.02	1.52	1.50	2.81	(2.47)
Less distributions:
Dividends from net investment income	(0.34)	(0.32)	(0.23)	(0.23)	(0.20)
Net asset value at end of period	21.56	18.88	17.68	16.41	13.83
Total return (%)	16.18	8.66	9.25	20.62	(15.20)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.21	0.25	0.30	0.31	0.31
Net investment income	1.74	1.92	1.53	1.63	1.37
Portfolio turnover rate	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	4,038	3,938	4,119	3,692	3,029

See financial notes.    21

Schwab S&P 500 Index Fund

Financial Highlights continued

e.Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	18.81	17.62	16.37	13.79	16.46
Income or loss from investment operations:
Net investment income	0.35	0.39	0.26	0.23	0.23
Net realized and unrealized gains or losses	2.67	1.11	1.21	2.56	(2.71)
Total income or loss from investment operations	3.02	1.50	1.47	2.79	(2.48)
Less distributions:
Dividends from net investment income	(0.33)	(0.31)	(0.22)	(0.21)	(0.19)
Net asset value at end of period	21.50	18.81	17.62	16.37	13.79
Total return (%)	16.25	8.58	9.10	20.55	(15.32)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.21	0.24	0.28	0.28	0.28
Gross operating expenses	0.21	0.25	0.30	0.31	0.31
Net investment income	1.72	1.88	1.44	1.54	1.28
Portfolio turnover rate	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	241	220	249	246	220

22    See financial notes.

Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.9%	Common Stock	5,588,418	7,950,692
0.1%	Short-Term Investment	8,212	8,212
—%	U.S. Treasury Obligation	2,983	2,983
100.0%	Total Investments	5,599,613	7,961,887
1.6%	Collateral Invested for Securities on Loan	128,448	128,448
(1.6)%	Other Assets and Liabilities, Net		(125,539)
100.0%	Net Assets		7,964,796

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 99.9% of net assets
Automobiles & Components 0.6%
Other Securities	1,970,427	0.6	46,304
Banks 5.7%
U.S. Bancorp	1,139,832	0.5	38,572
Wachovia Corp.	1,202,870	0.8	66,759
Wells Fargo & Co.	2,151,676	1.0	78,084
Other Securities	5,930,244	3.4	274,265
		5.7	457,680
Capital Goods 8.5%
3M Co.	482,761	0.5	38,061
General Electric Co. (b)	6,641,667	2.9	233,189
The Boeing Co.	512,990	0.5	40,967
Tyco International Ltd.	1,304,215	0.5	38,383
United Technologies Corp.	647,334	0.5	42,543
Other Securities	4,837,222	3.6	285,365
		8.5	678,508
Commercial Services & Supplies 0.6%
Other Securities	1,175,319	0.6	44,497
Consumer Durables & Apparel 1.2%
Other Securities	2,253,790	1.2	93,606
Consumer Services 1.8%
Other Securities	3,661,042	1.8	143,622
Diversified Financials 10.4%
American Express Co.	795,834	0.6	46,007
Bank of America Corp.	2,926,732	2.0	157,663
Citigroup, Inc.	3,183,543	2.0	159,686
JPMorgan Chase & Co.	2,236,116	1.3	106,081
Merrill Lynch & Co., Inc.	570,290	0.6	49,855
Morgan Stanley	685,848	0.7	52,419
The Charles Schwab Corp. (c)	660,696	0.2	12,038
The Goldman Sachs Group, Inc. (a)	276,667	0.7	52,509
Other Securities	3,291,125	2.3	191,456
		10.4	827,714
Energy 9.4%
ChevronTexaco Corp.	1,409,919	1.2	94,747
ConocoPhillips	1,057,004	0.8	63,674
Exxon Mobil Corp. (b)	3,823,631	3.4	273,084
Schlumberger Ltd.	755,559	0.6	47,661
Other Securities	5,874,484	3.4	272,006
		9.4	751,172
Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc.	1,582,493	1.0	77,985
Other Securities	2,846,731	1.3	103,612
		2.3	181,597
Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	1,343,189	1.4	109,242
PepsiCo, Inc.	1,058,158	0.8	67,129
The Coca-Cola Co.	1,312,447	0.8	61,317
Other Securities	3,753,356	1.8	142,956
		4.8	380,644
Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	872,408	0.5	42,556
Other Securities	6,337,354	3.7	291,773
		4.2	334,329
Household & Personal Products 2.4%
Procter & Gamble Co. (b)	2,042,670	1.6	129,485
Other Securities	1,117,440	0.8	60,526
		2.4	190,011

See financial notes.    23

Schwab S&P 500 Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 4.8%
American International Group, Inc.	1,663,332	1.4	111,726
Other Securities	5,441,524	3.4	270,533
		4.8	382,259
Materials 3.0%
Other Securities	5,003,096	3.0	235,791
Media 3.5%
Comcast Corp., Class A *	1,353,032	0.7	55,028
The Walt Disney Co.	1,370,176	0.5	43,106
Time Warner, Inc.	2,604,429	0.7	52,115
Other Securities	3,981,604	1.6	128,308
		3.5	278,557
Pharmaceuticals & Biotechnology 8.2%
Abbott Laboratories	977,375	0.6	46,435
Amgen, Inc. *	755,118	0.7	57,321
Johnson & Johnson	1,896,195	1.6	127,804
Merck & Co., Inc.	1,417,127	0.8	64,366
Pfizer, Inc.	4,721,357	1.6	125,824
Wyeth	861,882	0.6	43,982
Other Securities	4,914,572	2.3	189,734
		8.2	655,466
Real Estate 1.1%
Other Securities	1,518,077	1.1	90,503
Retailing 3.7%
Home Depot, Inc.	1,311,913	0.6	48,974
Other Securities	6,274,142	3.1	246,417
		3.7	295,391
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	3,704,566	1.0	79,055
Other Securities	5,471,207	1.7	134,679
		2.7	213,734
Software & Services 5.5%
Google, Inc., Class A *	135,170	0.8	64,394
Microsoft Corp. (b)	5,556,763	2.0	159,535
Oracle Corp. *	2,550,731	0.6	47,112
Other Securities	5,667,006	2.1	162,823
		5.5	433,864
Technology Hardware & Equipment 6.8%
Apple Computer, Inc. *	544,625	0.6	44,158
Cisco Systems, Inc. *	3,909,298	1.2	94,331
Hewlett-Packard Co.	1,764,558	0.9	68,359
International Business Machines Corp.	978,747	1.1	90,368
Motorola, Inc.	1,602,800	0.5	36,961
QUALCOMM, Inc.	1,062,758	0.5	38,674
Other Securities	12,961,227	2.0	169,334
		6.8	542,185
Telecommunication Services 3.5%
AT&T Corp.	2,489,859	1.1	85,278
BellSouth Corp.	1,158,380	0.7	52,243
Verizon Communications, Inc.	1,868,151	0.9	69,122
Other Securities	3,940,624	0.8	73,680
		3.5	280,323
Transportation 1.8%
United Parcel Service, Inc., Class B	688,790	0.7	51,900
Other Securities	1,655,405	1.1	89,065
		1.8	140,965
Utilities 3.4%
Other Securities	6,516,810	3.4	271,970

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
Short-Term Investment 0.1% of net assets
Other Securities	8,212	—	8,212

U.S. Treasury Obligation 0.0% of net assets
Other Securities	3,000	—	2,983

End of Investments.

24    See financial notes.

Schwab S&P 500 Index Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 1.6% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	128,448,347	128,448

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $5,647,753, and the unrealized appreciation and depreciation were $2,828,797 and ($514,663), respectively, with a net unrealized appreciation of $2,314,134.

In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract
S&P 500 Index, e-mini, Long, expires 12/15/06	105	7,262	389

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.

See financial notes.    25

Schwab S&P 500 Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $125,069 (cost $5,599,613)		$7,961,887
Collateral invested for securities on loan		128,448
Receivables:
Dividends		6,842
Fund shares sold		5,969
Income from securities on loan		12
Interest		1
Prepaid expenses	+	47
Total assets		8,103,206

Liabilities
Collateral for securities on loan		128,448
Payables:
Investment adviser and administrator fees		60
Transfer agent and shareholder services fees		110
Fund shares redeemed		9,395
Trustee fees		8
Due to brokers for futures		4
Accrued expenses	+	385
Total liabilities		138,410

Net Assets
Total assets		8,103,206
Total liabilities	–	138,410
Net assets		$7,964,796

Net Assets by Source
Capital received from investors		6,413,638
Net investment income not yet distributed		100,766
Net realized capital losses		(912,271)
Net unrealized capital gains		2,362,663

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$3,685,095		171,631		$21.47
Select Shares	$4,038,410		187,284		$21.56
e.Shares	$241,291		11,225		$21.50

26    See financial notes.

Schwab S&P 500 Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (including $71 from affiliated issuer)		$150,397
Interest		749
Lending of securities	+	223
Total Investment Income		151,369

Net Realized Gains and Losses
Net realized losses on investments		(97,747)
Net realized gains on futures contracts	+	3,990
Net realized losses		(93,757)

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,135,806
Net unrealized gains on futures contracts	+	347
Net unrealized gains		1,136,153

Expenses
Investment adviser and administrator fees		7,070
Transfer agent and shareholder service fees:
Investor Shares		9,211
Select Shares		3,947
e.Shares		224
Shareholder reports		407
Portfolio accounting fees		269
Custodian fees		220
Registration fees		174
Professional fees		80
Trustees’ fees		57
Overdraft expense		63
Other expenses	+	141
Total expenses		21,863
Expense reduction by adviser and Schwab		–670
Net expenses		21,193

Increase in Net Assets from Operations
Total investment income		151,369
Net expenses		–21,193
Net investment income		130,176
Net realized losses		(93,757)
Net unrealized gains	+	1,136,153
Increase in net assets from operations		$1,172,572

See financial notes.    27

Schwab S&P 500 Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$130,176	$150,655
Net realized gains or losses		(93,757)	77,682
Net unrealized gains	+	1,136,153	464,991
Increase in net assets from operations		1,172,572	693,328

Distributions Paid
Dividends from net investment income
Investor Shares		57,584	64,372
Select Shares		67,949	75,732
e.Shares	+	3,805	4,246
Total dividends from net investment income		$129,338	$144,350

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		17,732	$353,074	24,608	$453,452
Select Shares		30,407	606,896	44,426	826,293
e.Shares	+	2,578	51,641	2,521	46,535
Total shares sold		50,717	$1,011,611	71,555	$1,326,280

Shares Reinvested
Investor Shares		2,823	$55,000	3,370	$61,509
Select Shares		3,056	59,681	3,694	67,604
e.Shares	+	177	3,443	210	3,838
Total shares reinvested		6,056	$118,124	7,274	$132,951

Shares Redeemed
Investor Shares		(44,003)	$(874,140)	(51,474)	$(955,673)
Select Shares		(54,785)	(1,094,191)	(72,497)	(1,349,747)*
e.Shares	+	(3,222)	(63,959)	(5,182)	(96,047)
Total shares redeemed		(102,010)	$(2,032,290)	(129,153)	$(2,401,467)

Net transactions in fund shares		(45,237)	$(902,555)	(50,324)	$(942,236)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		415,377	$7,824,117	465,701	$8,217,375
Total increase or decrease	+	(45,237)	140,679	(50,324)	(393,258)
End of period		370,140	$7,964,796	415,377	$7,824,117
Net investment income not yet distributed			$100,766		$100,796

*	Includes $430,561 redemption in-kind by Schwab MarketTrack All Equity, Growth and Balanced Portfolios.

28    See financial notes.

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	9.57	8.95	8.30	7.00	8.36
Income or loss from investment operations:
Net investment income	0.16	0.15	0.13	0.12	0.12
Net realized and unrealized gains or losses	1.39	0.62	0.64	1.30	(1.37)
Total income or loss from investment operations	1.55	0.77	0.77	1.42	(1.25)
Less distributions:
Dividends from net investment income	(0.13)	(0.15)	(0.12)	(0.12)	(0.11)
Net asset value at end of period	10.99	9.57	8.95	8.30	7.00
Total return (%)	16.39	8.64	9.36	20.65	(15.18)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.10	0.10	0.15	0.15	0.15
Gross operating expenses	0.28	0.33	0.35	0.36	0.37
Net investment income	1.84	1.82	1.56	1.65	1.38
Portfolio turnover rate	2	3	3	4	12
Net assets, end of period ($ x 1,000,000)	2,080	1,246	348	272	203

See financial notes.    29

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
98.9%	Common Stock	1,812,825	2,057,718
0.6%	Short-Term Investment	11,977	11,977
0.2%	U.S. Treasury Obligation	3,282	3,282
—%	Warrant	—	2
99.7%	Total Investments	1,828,084	2,072,979
7.8%	Collateral Invested for Securities on Loan	162,875	162,875
(7.5)%	Other Assets and Liabilities, Net		(155,474)
100.0%	Net Assets		2,080,380

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 98.9% of net assets
Automobiles & Components 0.6%
Other Securities	511,467	0.6	11,907
Banks 5.7%
U.S. Bancorp	294,951	0.5	9,981
Wachovia Corp.	317,754	0.8	17,635
Wells Fargo & Co.	558,874	1.0	20,282
Other Securities	1,537,705	3.4	71,159
		5.7	119,057
Capital Goods 8.4%
3M Co.	125,029	0.5	9,857
General Electric Co. (b)	1,713,315	2.9	60,155
The Boeing Co.	132,934	0.5	10,616
Tyco International Ltd.	334,344	0.5	9,840
United Technologies Corp.	167,820	0.5	11,029
Other Securities	1,239,207	3.5	73,327
		8.4	174,824
Commercial Services & Supplies 0.6%
Other Securities	317,444	0.6	11,659
Consumer Durables & Apparel 1.2%
Other Securities	588,960	1.2	24,479
Consumer Services 1.8%
Other Securities	961,616	1.8	37,693
Diversified Financials 10.3%
American Express Co.	203,021	0.6	11,737
Bank of America Corp. (b)	752,276	1.9	40,525
Citigroup, Inc. (b)	820,551	2.0	41,159
JPMorgan Chase & Co.	577,849	1.3	27,413
Merrill Lynch & Co., Inc.	147,141	0.6	12,863
Morgan Stanley	177,941	0.7	13,600
The Charles Schwab Corp. (c)	171,623	0.2	3,127
The Goldman Sachs Group, Inc. (a)	71,694	0.7	13,607
Other Securities	847,484	2.3	49,403
		10.3	213,434
Energy 9.3%
ChevronTexaco Corp.	363,287	1.2	24,413
ConocoPhillips	271,861	0.8	16,377
Exxon Mobil Corp. (b)	986,722	3.4	70,472
Schlumberger Ltd. (a)	196,488	0.6	12,394
Other Securities	1,539,837	3.3	70,920
		9.3	194,576
Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc. (b)	405,276	0.9	19,972
Other Securities	732,121	1.3	26,665
		2.2	46,637
Food, Beverage & Tobacco 4.7%
Altria Group, Inc. (b)	347,476	1.4	28,260
PepsiCo, Inc.	273,595	0.8	17,357
The Coca-Cola Co.	338,214	0.8	15,801
Other Securities	972,639	1.7	37,004
		4.7	98,422
Health Care Equipment & Services 4.1%
UnitedHealth Group, Inc.	223,590	0.5	10,907
Other Securities	1,627,970	3.6	74,648
		4.1	85,555
Household & Personal Products 2.4%
Procter & Gamble Co.	526,953	1.6	33,403
Other Securities	294,273	0.8	15,889
		2.4	49,292

30    See financial notes.

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 4.7%
American International Group, Inc.	431,354	1.4	28,974
Other Securities	1,410,985	3.3	69,802
		4.7	98,776
Materials 3.0%
Other Securities	1,310,227	3.0	61,632
Media 3.4%
Comcast Corp., Class A (a)(b)*	347,379	0.7	14,128
The Walt Disney Co.	348,799	0.5	10,973
Time Warner, Inc. (a)	675,004	0.7	13,507
Other Securities	1,033,032	1.5	33,320
		3.4	71,928
Pharmaceuticals & Biotechnology 8.1%
Abbott Laboratories (b)	253,614	0.6	12,049
Amgen, Inc. (b)*	194,310	0.7	14,750
Johnson & Johnson	486,334	1.6	32,779
Merck & Co., Inc.	362,967	0.8	16,486
Pfizer, Inc. (b)	1,212,987	1.6	32,326
Wyeth	223,309	0.6	11,395
Other Securities	1,270,471	2.2	49,173
		8.1	168,958
Real Estate 1.2%
Other Securities	397,606	1.2	24,156
Retailing 3.7%
Home Depot, Inc.	337,022	0.6	12,581
Other Securities	1,618,260	3.1	63,585
		3.7	76,166
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp. (b)	957,272	0.9	20,428
Other Securities	1,417,797	1.7	34,779
		2.6	55,207
Software & Services 5.4%
Google, Inc., Class A (a)*	35,263	0.8	16,799
Microsoft Corp. (b)	1,433,501	2.0	41,156
Oracle Corp.*	669,403	0.6	12,364
Other Securities	1,469,060	2.0	41,827
		5.4	112,146
Technology Hardware & Equipment 6.8%
Apple Computer, Inc. (a)*	141,159	0.6	11,445
Cisco Systems, Inc. (b)*	1,013,155	1.2	24,447
Hewlett-Packard Co.	456,585	0.9	17,688
International Business Machines Corp.	253,427	1.1	23,399
QUALCOMM, Inc.	274,179	0.5	9,977
Other Securities	3,833,997	2.5	54,338
		6.8	141,294
Telecommunication Services 3.5%
AT&T Corp. (a)	644,616	1.1	22,078
BellSouth Corp.	301,323	0.6	13,590
Verizon Communications, Inc.	481,086	0.9	17,800
Other Securities	1,030,088	0.9	19,276
		3.5	72,744
Transportation 1.8%
United Parcel Service, Inc., Class B (a)	179,457	0.7	13,522
Other Securities	445,794	1.1	23,353
		1.8	36,875
Utilities 3.4%
Other Securities	1,691,328	3.4	70,301

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
Short-Term Investment 0.6% of net assets
JP Morgan, Grand Cayman Time Deposit 4.71%, 11/01/06	11,977	0.6	11,977
U.S. Treasury Obligation 0.2% of net assets
Other Securities	3,300	0.2	3,282

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Warrants 0.0% of net assets
Other Securities	11,390	—	2

End of Investments.

See financial notes.    31

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Collateral Invested for Securities on Loan 7.8% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	162,875,434	162,875

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $1,840,898, and the unrealized appreciation and depreciation were $272,607 and ($40,526), respectively, with a net unrealized appreciation of $232,081.

In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/15/06	177	12,241	276
S&P 500 Index, Long, expires 12/14/06	20	6,916	31
			307

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.

32    See financial notes.

Schwab Institutional Select S&P 500 Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $159,574 (cost $1,828,084)		$2,072,979
Collateral invested for securities on loan		162,875
Receivables:
Fund shares sold		7,132
Dividends		1,712
Income from securities on loan		9
Interest		1
Prepaid expenses	+	12
Total assets		2,244,720

Liabilities
Collateral for securities on loan		162,875
Payables:
Investments bought		906
Transfer agent and shareholder service fees		17
Fund shares redeemed		410
Trustee fees		2
Accrued expenses	+	130
Total liabilities		164,340

Net Assets
Total assets		2,244,720
Total liabilities	–	164,340
Net assets		$2,080,380

Net Assets by Source
Capital received from investors		1,872,353
Net investment income not yet distributed		24,468
Net realized capital losses		(61,643)
Net unrealized capital gains		245,202

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$2,080,380		189,370		$10.99

See financial notes.    33

Schwab Institutional Select S&P 500 Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (including $3 from affiliated issuer)		$29,778
Interest		1,339
Securities on loan	+	79
Total Investment Income		31,196

Net Realized Gains and Losses
Net realized losses on investments		(9,622)
Net realized losses on futures contracts	+	(15)
Net realized losses		(9,637)

Net Unrealized Gains and Losses
Net unrealized gains on investments		226,651
Net unrealized gains on futures contracts	+	403
Net unrealized gains		227,054

Expenses
Investment adviser and administrator fees		2,577
Transfer agent and shareholder service fees		1,491
Registration fees		106
Portfolio accounting fees		83
Custodian fees		72
Shareholder reports		63
Professional fees		35
Trustees’ fees		15
Overdraft expense		5
Other expenses	+	29
Total expenses		4,476
Expense reduction by adviser and Schwab	–	2,863
Net expenses		1,613

Increase in Net Assets from Operations
Total investment income		31,196
Net expenses	–	1,613
Net investment income		29,583
Net realized losses		(9,637)
Net unrealized gains	+	227,054
Increase in net assets from operations		$247,000

34    See financial notes.

Schwab Institutional Select S&P 500 Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$29,583	$15,535
Net realized losses		(9,637)	(626)
Net unrealized gains	+	227,054	24,327
Increase in net assets from operations		247,000	39,236

Distributions Paid
Dividends from net investment income		$18,248	$6,241

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold		85,032	$868,441	102,956	$975,330	*
Shares Reinvested		1,660	16,500	537	4,985
Shares Redeemed	+	(27,532)	(279,438)	(12,169)	(115,050)
Net transactions in fund shares		59,160	$605,503	91,324	$865,265

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		130,210	$1,246,125	38,886	$347,865
Total increase	+	59,160	834,255	91,324	898,260
End of period		189,370	$2,080,380	130,210	$1,246,125
Net investment income not yet distributed			$24,468		$13,237

*	Includes $430,561 subscription by Schwab MarketTrack All Equity, Growth and Balanced Portfolios.

See financial notes.    35

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	35.31		32.54	30.25	25.25	29.57
Income or loss from investment operations:
Net investment income	0.50	[1]	0.55	0.37	0.33	0.31
Net realized and unrealized gains or losses	5.05	[1]	2.70	2.26	4.99	(4.36)
Total income or loss from investment operations	5.55		3.25	2.63	5.32	(4.05)
Less distributions:
Dividends from net investment income	(0.46)		(0.48)	(0.34)	(0.32)	(0.27)
Net asset value at end of period	40.40		35.31	32.54	30.25	25.25
Total return (%)	15.84		10.04	8.78	21.34	(13.87)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.49		0.50	0.50	0.49	0.46
Gross operating expenses	0.49		0.50	0.50	0.51	0.52
Net investment income	1.34		1.49	1.15	1.27	1.04
Portfolio turnover rate	5		6	5	5	9
Net assets, end of period ($ x 1,000,000)	3,918		4,166	4,258	3,974	3,223

Select Shares	11/1/05— 10/31/06		11/1/04— 10/31/05	11/1/03— 10/31/04	11/2/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	35.34		32.56	30.27	25.26	29.58
Income or loss from investment operations:
Net investment income	0.56	[1]	0.56	0.42	0.37	0.35
Net realized and unrealized gains or losses	5.04	[1]	2.74	2.25	4.99	(4.36)
Total income or loss from investment operations	5.60		3.30	2.67	5.36	(4.01)
Less distributions:
Dividends from net investment income	(0.51)		(0.52)	(0.38)	(0.35)	(0.31)
Net asset value at end of period	40.43		35.34	32.56	30.27	25.26
Total return (%)	16.01		10.21	8.90	21.52	(13.77)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.34		0.35	0.35	0.35	0.35
Gross operating expenses	0.34		0.35	0.35	0.36	0.37
Net investment income	1.48		1.63	1.30	1.41	1.15
Portfolio turnover rate	5		6	5	5	9
Net assets, end of period ($ x 1,000,000)	2,924		2,328	2,138	1,996	1,588

[1]	Calculated based on the average shares outstanding during the period.

36    See financial notes.

Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.7%	Common Stock	3,188,068	6,819,942
0.1%	Foreign Common Stock	4,103	6,923
—%	U.S. Treasury Obligation	795	795
—%	Warrant	—	197
99.8%	Total Investments	3,192,966	6,827,857
3.2%	Collateral Invested for Securities on Loan	220,793	220,793
(3.0)%	Other Assets and Liabilities, Net		(207,045)
100.0%	Net Assets		6,841,605

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 99.7% of net assets
Automobiles & Components 0.5%
Other Securities	1,535,296	0.5	36,204
Banks 5.4%
U.S. Bancorp	821,655	0.4	27,805
Wachovia Corp.	881,989	0.7	48,950
Wells Fargo & Co.	1,491,396	0.8	54,123
Other Securities	5,588,273	3.5	238,029
		5.4	368,907
Capital Goods 8.0%
General Electric Co. (b)	4,723,322	2.4	165,836
The Boeing Co.	369,989	0.4	29,547
United Technologies Corp.	464,763	0.5	30,544
Other Securities	5,935,472	4.7	319,810
		8.0	545,737
Commercial Services & Supplies 0.8%
Other Securities	1,431,572	0.8	54,633
Consumer Durables & Apparel 1.3%
Other Securities	2,014,165	1.3	88,983
Consumer Services 2.1%
Other Securities	3,437,944	2.1	142,169
Diversified Financials 9.3%
American Express Co. (b)	564,077	0.5	32,609
Bank of America Corp. (b)	2,111,568	1.7	113,750
Citigroup, Inc.	2,255,962	1.7	113,159
JPMorgan Chase & Co.	1,584,338	1.1	75,161
Merrill Lynch & Co., Inc.	414,062	0.5	36,197
Morgan Stanley	488,648	0.6	37,347
The Charles Schwab Corp. (b)(c)	579,415	0.2	10,557
The Goldman Sachs Group, Inc.	195,032	0.5	37,015
Other Securities	3,365,841	2.5	182,942
		9.3	638,737
Energy 8.8%
ChevronTexaco Corp.	1,001,377	1.0	67,293
ConocoPhillips	739,016	0.7	44,518
Exxon Mobil Corp.	2,732,622	2.9	195,164
Schlumberger Ltd.	539,906	0.5	34,057
Other Securities	5,854,566	3.7	258,509
		8.8	599,541
Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc. (b)	1,856,777	1.3	91,502
Other Securities	1,915,384	1.0	69,625
		2.3	161,127
Food, Beverage & Tobacco 4.9%
Altria Group, Inc. (b)	929,615	1.1	75,606
PepsiCo, Inc.	739,687	0.7	46,926
The Coca-Cola Co.	1,077,204	0.7	50,327
Other Securities	4,341,835	2.4	161,124
		4.9	333,983
Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	628,712	0.5	30,669
Other Securities	5,725,014	3.7	255,884
		4.2	286,553
Household & Personal Products 2.1%
Procter & Gamble Co. (b)	1,476,519	1.4	93,597
Other Securities	908,332	0.7	48,698
		2.1	142,295

See financial notes.    37

Schwab 1000 Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 6.1%
American International Group, Inc. (b)	1,164,836	1.2	78,242
Berkshire Hathaway, Inc., Class A *	697	1.1	73,516
Other Securities	5,488,671	3.8	262,874
		6.1	414,632
Materials 3.0%
Other Securities	4,990,980	3.0	209,335
Media 4.0%
Comcast Corp., Class A *	989,202	0.6	40,231
News Corp., Class A	1,461,928	0.5	30,481
The Walt Disney Co.	880,202	0.4	27,691
Time Warner, Inc.	2,104,701	0.6	42,115
Other Securities	4,273,721	1.9	132,843
		4.0	273,361
Pharmaceuticals & Biotechnology 7.7%
Abbott Laboratories (b)	686,146	0.5	32,599
Amgen, Inc. (b)*	549,660	0.6	41,725
Eli Lilly & Co.	511,171	0.4	28,631
Genentech, Inc. *	466,519	0.6	38,861
Johnson & Johnson	1,341,617	1.3	90,425
Merck & Co., Inc.	1,002,785	0.7	45,546
Pfizer, Inc.	3,337,510	1.3	88,945
Wyeth	598,983	0.5	30,566
Other Securities	3,697,687	1.8	133,345
		7.7	530,643
Real Estate 2.2%
Other Securities	2,969,531	2.2	148,505
Retailing 3.5%
Home Depot, Inc.	936,295	0.5	34,952
Other Securities	5,287,653	3.0	206,820
		3.5	241,772
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	2,613,230	0.8	55,766
Other Securities	5,234,006	1.8	123,074
		2.6	178,840
Software & Services 6.5%
Google, Inc., Class A *	131,796	0.9	62,786
Microsoft Corp. (b)	4,638,788	2.0	133,180
Oracle Corp. *	2,388,510	0.7	44,116
Other Securities	7,048,761	2.9	203,191
		6.5	443,273
Technology Hardware & Equipment 6.1%
Apple Computer, Inc. (b)*	377,914	0.5	30,641
Cisco Systems, Inc. *	2,792,515	1.0	67,383
Hewlett-Packard Co.	1,269,818	0.7	49,193
International Business Machines Corp.	710,390	1.0	65,590
Other Securities	12,316,093	2.9	204,141
		6.1	416,948
Telecommunication Services 3.2%
AT&T Corp. (b)	1,751,248	0.9	59,980
BellSouth Corp.	816,966	0.6	36,845
Verizon Communications, Inc.	1,318,737	0.7	48,793
Other Securities	3,606,275	1.0	71,297
		3.2	216,915
Transportation 1.8%
United Parcel Service, Inc., Class B	491,025	0.6	36,999
Other Securities	1,854,278	1.2	85,702
		1.8	122,701
Utilities 3.3%
Other Securities	5,489,950	3.3	224,148

Foreign Common Stock 0.1% of net assets
Canada 0.0%
Consumer Services 0.0%
Other Securities	65,374	—	1,889
Cayman Islands 0.1%
Energy 0.1%
Other Securities	96,995	0.1	5,034

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
U.S. Treasury Obligation 0.0% of net assets
Other Securities	800	—	795

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Warrant 0.0% of net assets
Other Securities	12,506	—	197

End of Investments.

38    See financial notes.

Schwab 1000 Index Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 3.2% of net assets
State Street Navigator Security Lending Prime Portfolio	220,792,750	220,793

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $3,195,255, and the unrealized appreciation and depreciation were $3,776,628 and ($144,026), respectively, with a net unrealized appreciation of $3,632,602.

In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract
S&P 500 Index, e-mini, Long, expires 12/15/06	70	4,841	189

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.

See financial notes.    39

Schwab 1000 Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $215,554 (cost $3,192,966)		$6,827,857
Collateral invested for securities on loan		220,793
Cash		1,227
Receivables:
Investments sold		6,322
Dividends		5,388
Fund shares sold		4,785
Income from securities on loan		51
Prepaid expenses	+	40
Total assets		7,066,463

Liabilities
Collateral invested for securities on loan		220,793
Payables:
Investments bought		185
Investment adviser and administrator fees		126
Transfer agent and shareholder services fees		106
Fund shares redeemed		3,362
Trustee fees		4
Due to brokers for futures		2
Accrued expenses	+	280
Total liabilities		224,858

Net Assets
Total assets		7,066,463
Total liabilities	–	224,858
Net assets		$6,841,605

Net Assets by Source
Capital received from investors		3,446,994
Net investment income not yet distributed		71,145
Net realized capital losses		(311,614)
Net unrealized capital gains		3,635,080

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$3,917,627		96,978		$40.40
Select Shares	$2,923,978		72,324		$40.43

40    See financial notes.

Schwab 1000 Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (including $75 from affiliated issuer and net of $6 foreign withholding tax)		$120,115
Interest		451
Lending of securities	+	592
Total Investment Income		121,158

Net Realized Gains and Losses
Net realized gains on investments		200,034
Net realized gains on futures contracts	+	561
Net realized gains		200,595

Net Unrealized Gains and Losses
Net unrealized gains on investments		688,765
Net unrealized gains on futures contracts	+	197
Net unrealized gains		688,962

Expenses
Investment adviser and administrator fees		14,671
Transfer agent and shareholder service fees:
Investor Shares		10,247
Select Shares		2,537
Shareholder reports		380
Portfolio accounting fees		271
Registration fees		193
Custodian fees		159
Professional fees		65
Overdraft expense		62
Trustees’ fees		49
Other expenses	+	80
Total expenses		28,714
Custody credit		–6
Net expenses		28,708

Increase in Net Assets from Operations
Total investment income		121,158
Net expenses	–	28,708
Net investment income		92,450
Net realized gains		200,595
Net unrealized gains	+	688,962
Increase in net assets from operations		$982,007

See financial notes.    41

Schwab 1000 Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$92,450	$101,492
Net realized gains		200,595	45,444
Net unrealized gains	+	688,962	485,599
Increase in net assets from operations		982,007	632,535

Distributions Paid
Dividends from net investment income
Investor Shares		53,026	61,678
Select Shares	+	33,855	33,954
Total dividends from net investment income		$86,881	$95,632

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		7,114	$266,698	10,950	$375,768
Select Shares	+	17,151	640,701	11,316	393,335
Total shares sold		24,265	$907,399	22,266	$769,103

Shares Reinvested
Investor Shares		1,329	$48,830	1,674	$56,670
Select Shares	+	769	28,221	840	28,419
Total shares reinvested		2,098	$77,051	2,514	$85,089

Shares Redeemed
Investor Shares		(29,454)	$(1,101,605)	(25,490)	$(881,852)
Select Shares	+	(11,469)	(429,917)	(11,930)	(410,943)
Total shares redeemed		(40,923)	$(1,531,522)	(37,420)	$(1,292,795)

Net transactions in fund shares		(14,560)	$(547,072)	(12,640)	$(438,603)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		183,862	$6,493,551	196,502	$6,395,251
Total increase or decrease	+	(14,560)	348,054	(12,640)	98,300
End of period		169,302	$6,841,605	183,862	$6,493,551
Net investment income not yet distributed			$71,145		$67,176

42    See financial notes.

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	22.31	19.92	18.22	13.27	15.98
Income or loss from investment operations:
Net investment income	0.23 [1]	0.14	0.13	0.11	0.13
Net realized and unrealized gains or losses	3.67 [1]	2.38	1.68	4.98	(2.17)
Total income or loss from investment operations	3.90	2.52	1.81	5.09	(2.04)
Less distributions:
Dividends from net investment income	(0.14)	(0.13)	(0.11)	(0.14)	(0.09)
Distributions from net realized gains	(0.15)	—	—	—	(0.58)
Total distributions	(0.29)	(0.13)	(0.11)	(0.14)	(0.67)
Net asset value at end of period	25.92	22.31	19.92	18.22	13.27
Total return (%)	17.62	12.66	9.98	38.72	(13.66)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.57	0.58	0.59	0.56	0.49
Gross operating expenses	0.57	0.58	0.59	0.60	0.60
Net investment income	0.94	0.57	0.66	0.74	0.77
Portfolio turnover rate	29	40	39	34	44
Net assets, end of period ($ x 1,000,000)	771	823	869	886	722

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/2/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	22.36	19.96	18.25	13.28	16.00
Income or loss from investment operations:
Net investment income	0.27 [1]	0.17	0.17	0.14	0.14
Net realized and unrealized gains or losses	3.67 [1]	2.39	1.68	4.99	(2.18)
Total income or loss from investment operations	3.94	2.56	1.85	5.13	(2.04)
Less distributions:
Dividends from net investment income	(0.18)	(0.16)	(0.14)	(0.16)	(0.10)
Distributions from net realized gains	(0.15)	—	—	—	(0.58)
Total distributions	(0.33)	(0.16)	(0.14)	(0.16)	(0.68)
Net asset value at end of period	25.97	22.36	19.96	18.25	13.28
Total return (%)	17.78	12.86	10.16	39.02	(13.62)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.42	0.41	0.42	0.41	0.38
Gross operating expenses	0.42	0.43	0.44	0.45	0.45
Net investment income	1.10	0.74	0.82	0.89	0.88
Portfolio turnover rate	29	40	39	34	44
Net assets, end of period ($ x 1,000,000)	889	795	761	759	638

[1]	Calculated based on the average shares outstanding during the period.

See financial notes.    43

Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.7%	Common Stock	1,241,488	1,654,700
0.2%	Short-Term Investment	3,156	3,156
—%	U.S. Treasury Obligation	679	681
99.9%	Total Investments	1,245,323	1,658,537
15.2%	Collateral Invested for Securities on Loan	251,338	251,338
(15.1)%	Other Assets and Liabilities, Net		(250,387)
100.0%	Net Assets		1,659,488

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 99.7% of net assets
Automobiles & Components 0.9%
Other Securities	714,117	0.9	15,228
Banks 8.1%
Other Securities	5,368,264	8.1	134,607
Capital Goods 7.8%
Acuity Brands, Inc.	66,532	0.2	3,296
AGCO Corp. *	125,945	0.2	3,369
Genlyte Group, Inc. *	41,815	0.2	3,231
Lincoln Electric Holdings, Inc.	57,525	0.2	3,537
Quanta Services, Inc. *	170,136	0.2	3,114
Other Securities	3,577,814	6.8	113,473
		7.8	130,020
Commercial Services & Supplies 3.8%
Corrections Corp. of America *	81,973	0.2	3,745
IKON Office Solutions, Inc.	209,821	0.1	3,128
Other Securities	1,950,267	3.5	55,540
		3.8	62,413
Consumer Durables & Apparel 3.6%
Marvel Entertainment, Inc. (a)*	122,630	0.2	3,109
Other Securities	2,201,486	3.4	56,779
		3.6	59,888
Consumer Services 4.9%
American Real Estate Partners L.P. (a)	55,192	0.2	3,455
Jack in the Box, Inc. *	55,481	0.2	3,113
Orient-Express Hotels Ltd., Class A	79,772	0.2	3,147
Other Securities	2,418,392	4.3	70,847
		4.9	80,562
Diversified Financials 2.3%
Other Securities	1,257,839	2.3	38,105
Energy 8.0%
Boardwalk Pipeline Partners, LP (a)	138,835	0.2	3,993
Holly Corp.	79,906	0.2	3,800
Magellan Midstream Partners (a)	92,608	0.2	3,620
Overseas Shipholding Group, Inc.	53,961	0.2	3,375
SEACOR Holdings, Inc. *	34,616	0.2	3,097
Superior Energy Services, Inc. *	104,787	0.2	3,280
Veritas DGC, Inc. *	52,792	0.2	3,802
Other Securities	4,219,211	6.6	107,945
		8.0	132,912
Food & Staples Retailing 1.0%
Rite Aid Corp. (a)*	721,895	0.2	3,379
Other Securities	426,219	0.8	14,112
		1.0	17,491
Food, Beverage & Tobacco 1.7%
Corn Products International, Inc.	101,390	0.2	3,669
Hansen Natural Corp. (a)*	112,460	0.2	3,571
Other Securities	710,152	1.3	21,538
		1.7	28,778
Health Care Equipment & Services 4.9%
Brookdale Senior Living, Inc.	78,669	0.2	3,786
WellCare Health Plans, Inc. *	54,593	0.1	3,207
Other Securities	2,527,824	4.6	73,577
		4.9	80,570
Household & Personal Products 0.7%
Other Securities	977,477	0.7	10,973

44    See financial notes.

Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 4.2%
Arch Capital Group Ltd. *	49,227	0.2	3,165
Odyssey Re Holdings Corp. (a)	96,583	0.2	3,424
Other Securities	2,285,847	3.8	63,836
		4.2	70,425
Materials 5.0%
Albemarle Corp.	63,716	0.2	4,144
Carpenter Technology Corp.	36,101	0.2	3,863
Greif, Inc., Class A	35,431	0.2	3,320
Steel Dynamics, Inc.	67,162	0.2	4,037
Other Securities	3,119,250	4.2	67,487
		5.0	82,851
Media 2.1%
Other Securities	2,541,434	2.1	34,765
Pharmaceuticals & Biotechnology 4.6%
Other Securities	3,258,499	4.6	75,624
Real Estate 7.0%
Alexandria Real Estate Equities, Inc.	31,429	0.2	3,133
Taubman Centers, Inc.	70,883	0.2	3,324
Other Securities	3,930,525	6.6	109,485
		7.0	115,942
Retailing 5.5%
Big Lots, Inc. *	161,833	0.2	3,411
Coldwater Creek, Inc. *	120,979	0.2	3,689
Dick’s Sporting Goods, Inc. *	68,840	0.2	3,425
Guess?, Inc. *	62,886	0.2	3,581
OfficeMax, Inc.	96,592	0.3	4,596
The Men’s Wearhouse, Inc. (b)	82,645	0.2	3,293
Other Securities	3,005,556	4.2	69,752
		5.5	91,747
Semiconductors & Semiconductor Equipment 3.4%
Other Securities	5,309,903	3.4	57,205
Software & Services 7.2%
FactSet Research Systems, Inc.	66,796	0.2	3,400
Hyperion Solutions Corp. *	86,914	0.2	3,251
Sybase, Inc. *	135,719	0.2	3,305
Other Securities	5,990,094	6.6	110,144
		7.2	120,100
Technology Hardware & Equipment 5.3%
Anixter International, Inc. (a)*	52,843	0.2	3,158
Brocade Communications Systems, Inc. (b)*	383,283	0.2	3,108
Polycom, Inc. *	138,739	0.2	3,801
Trimble Navigation Ltd. *	74,801	0.2	3,457
Other Securities	5,027,042	4.5	74,559
		5.3	88,083
Telecommunication Services 1.2%
SBA Communications Corp. *	118,934	0.2	3,177
Time Warner Telecom, Inc., Class A (a)*	160,808	0.2	3,206
Other Securities	1,174,300	0.8	13,129
		1.2	19,512
Transportation 2.9%
Continental Airlines, Inc., Class B (a)*	125,511	0.3	4,629
Other Securities	1,604,810	2.6	42,801
		2.9	47,430
Utilities 3.6%
Dynegy, Inc., Class A *	530,336	0.2	3,224
Sierra Pacific Resources *	214,037	0.2	3,245
Other Securities	2,079,284	3.2	53,000
		3.6	59,469

Security Rate, Maturity Date	Face Amount ($ x 1,000)		Value ($ x 1,000)
Short-Term Investment 0.2% of net assets
Other Securities	3,156	0.2	3,156

U.S. Treasury Obligation 0.0% of net assets
Other Securities	685	—	681

End of Investments.

See financial notes.    45

Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 15.2% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	251,338,226	251,338

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $1,245,704, and the unrealized appreciation and depreciation were $498,655 and ($85,822), respectively, with a net unrealized appreciation of $412,833.

In addition to the above, the fund held the following at 10/31/2006. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contract
Russell 2000 Index, e-mini Futures, Long expires 12/31/06	51	3,932	182

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

46    See financial notes.

Schwab Small-Cap Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $244,675 (cost $1,245,323)		$1,658,537
Collateral invested for securities on loan		251,338
Receivables:
Investments sold		714
Dividends		859
Fund shares sold		450
Income from securities on loan		191
Interest		1
Prepaid expenses	+	10
Total assets		1,912,100

Liabilities
Collateral for securities on loan		251,338
Payables:
Investment adviser and administrator fees		42
Transfer agent and shareholder services fees		24
Fund shares redeemed		1,087
Due to brokers for futures		19
Trustee fees		2
Accrued expenses	+	100
Total liabilities		252,612

Net Assets
Total assets		1,912,100
Total liabilities	–	252,612
Net assets		$1,659,488

Net Assets by Source
Capital received from investors		1,041,234
Net investment income not yet distributed		12,783
Net realized capital gains		192,075
Net unrealized capital gains		413,396

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$770,598		29,729		$25.92
Select Shares	$888,890		34,222		$25.97

See financial notes.    47

Schwab Small-Cap Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (net of $11 foreign withholding tax)		$22,891
Interest		288
Lending of securities	+	2,035
Total Investment Income		25,214

Net Realized Gains and Losses
Net realized gains on investments		190,721
Net realized gains on futures contracts	+	1,683
Net realized gains		192,404

Net Unrealized Gains and Losses
Net unrealized gains on investments		62,567
Net unrealized gains on futures contracts	+	116
Net unrealized gains		62,683

Expenses
Investment adviser and administrator fees		4,907
Transfer agent and shareholder service fees:
Investor Shares		2,060
Select Shares		839
Custodian fees		109
Shareholder reports		107
Portfolio accounting fees		105
Registration fees		61
Professional fees		49
Trustees’ fees		17
Overdraft Expense		8
Other expenses	+	25
Total expenses		8,287
Expense reduction by adviser and Schwab	–	43
Net expenses		8,244

Increase in Net Assets from Operations
Total investment income		25,214
Net expenses	–	8,244
Net investment income		16,970
Net realized gains		192,404
Net unrealized gains	+	62,683
Increase in net assets from operations		$272,057

48    See financial notes.

Schwab Small-Cap Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$16,970	$10,894
Net realized gains		192,404	81,311
Net unrealized gains	+	62,683	109,886
Increase in net assets from operations		272,057	202,091

Distributions Paid
Dividends from net investment income
Investor Shares		4,995	5,474
Select Shares	+	6,216	5,977
Total dividends from net investment income		11,211	11,451

Distributions from net realized gains
Investor Shares		5,339	—
Select Shares	+	5,156	—
Total distributions from net realized gains		10,495	—

Total distributions		$21,706	$11,451

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		2,811	$68,930	4,246	$91,743
Select Shares	+	5,327	128,328	5,026	109,688
Total shares sold		8,138	$197,258	9,272	$201,431

Shares Reinvested
Investor Shares		414	$9,611	237	$5,085
Select Shares	+	451	10,498	256	5,502
Total shares reinvested		865	$20,109	493	$10,587

Shares Redeemed
Investor Shares		(10,390)	$(251,597)	(11,218)	$(243,579)
Select Shares	+	(7,116)	(174,607)	(7,843)	(170,831)
Total shares redeemed		(17,506)	$(426,204)	(19,061)	$(414,410)

Net transactions in fund shares		(8,503)	$(208,837)	(9,296)	$(202,392)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		72,454	$1,617,974	81,750	$1,629,726
Total increase or decrease	+	(8,503)	41,514	(9,296)	(11,752)
End of period		63,951	$1,659,488	72,454	$1,617,974
Net investment income not yet distributed			$12,783		$8,490

See financial notes.    49

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	20.77	19.04	17.48	14.35	16.62
Income or loss from investment operations:
Net investment income	0.30	0.29	0.19	0.16	0.16
Net realized and unrealized gains or losses	3.01	1.69	1.53	3.14	(2.27)
Total income or loss from investment operations	3.31	1.98	1.72	3.30	(2.11)
Less distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.16)	(0.17)	(0.16)
Net asset value at end of period	23.83	20.77	19.04	17.48	14.35
Total return (%)	16.05	10.45	9.93	23.24	(12.86)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.53	0.54	0.56	0.53	0.40
Gross operating expenses	0.53	0.54	0.56	0.59	0.62
Net investment income	1.27	1.37	1.07	1.18	1.11
Portfolio turnover rate	3	2	2	3	2
Net assets, end of period ($ x 1,000,000)	607	600	592	469	263

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	20.83	19.09	17.52	14.37	16.65
Income or loss from investment operations:
Net investment income	0.31	0.31	0.22	0.20	0.19
Net realized and unrealized gains or losses	3.04	1.71	1.54	3.14	(2.29)
Total income or loss from investment operations	3.35	2.02	1.76	3.34	(2.10)
Less distributions:
Dividends from net investment income	(0.28)	(0.28)	(0.19)	(0.19)	(0.18)
Net asset value at end of period	23.90	20.83	19.09	17.52	14.37
Total return (%)	16.23	10.63	10.10	23.50	(12.81)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.38	0.39	0.39	0.36	0.27
Gross operating expenses	0.38	0.39	0.41	0.44	0.47
Net investment income	1.41	1.52	1.23	1.35	1.24
Portfolio turnover rate	3	2	2	3	2
Net assets, end of period ($ x 1,000,000)	762	617	548	429	264

50    See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.6%	Common Stock	1,038,021	1,363,639
0.1%	Foreign Common Stock	425	994
—%	Preferred Stock	64	94
—%	U.S. Treasury Obligation	308	308
—%	Rights	—	—
99.7%	Total Investments	1,038,818	1,365,035
3.9%	Collateral Invested for Securities on Loan	52,763	52,763
(3.6)%	Other Assets and Liabilities, Net		(49,183)
100.0%	Net Assets		1,368,615

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Common Stock 99.6% of net assets
Automobiles & Components 0.6%
Other Securities	328,986	0.6	7,894
Banks 5.9%
U.S. Bancorp	158,531	0.4	5,365
Wachovia Corp.	163,314	0.7	9,064
Wells Fargo & Co.	275,154	0.8	9,985
Other Securities	1,490,956	4.0	55,630
		5.9	80,044
Capital Goods 7.9%
General Electric Co. (c)	815,966	2.1	28,649
The Boeing Co.	68,800	0.4	5,494
United Technologies Corp.	84,068	0.4	5,525
Other Securities	1,395,957	5.0	68,318
		7.9	107,986
Commercial Services & Supplies 1.2%
Other Securities	486,321	1.2	16,279
Consumer Durables & Apparel 1.6%
Other Securities	602,274	1.6	21,892
Consumer Services 2.4%
Other Securities	907,962	2.4	33,079
Diversified Financials 8.9%
American Express Co.	105,150	0.5	6,079
Bank of America Corp. (c)	381,577	1.5	20,556
Citigroup, Inc. (c)	412,286	1.5	20,680
JPMorgan Chase & Co.	295,944	1.0	14,040
Merrill Lynch & Co., Inc.	79,800	0.5	6,976
Morgan Stanley	90,300	0.5	6,902
The Charles Schwab Corp. (d)	111,120	0.2	2,025
The Goldman Sachs Group, Inc. (a)	38,700	0.5	7,345
Other Securities	710,373	2.7	37,064
		8.9	121,667
Energy 8.5%
ChevronTexaco Corp.	178,939	0.9	12,025
ConocoPhillips	131,623	0.6	7,929
Exxon Mobil Corp. (c)	493,166	2.6	35,222
Schlumberger Ltd.	100,000	0.5	6,308
Other Securities	1,318,551	3.9	54,797
		8.5	116,281
Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc.	309,100	1.1	15,232
Other Securities	442,868	1.1	14,462
		2.2	29,694
Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	168,800	1.0	13,729
PepsiCo, Inc.	140,800	0.7	8,932
The Coca-Cola Co.	202,200	0.7	9,447
Other Securities	821,464	2.1	29,677
		4.5	61,785
Health Care Equipment & Services 4.4%
UnitedHealth Group, Inc.	118,880	0.4	5,799
Other Securities	1,345,183	4.0	54,405
		4.4	60,204
Household & Personal Products 1.9%
Procter & Gamble Co. (c)	269,915	1.3	17,110
Other Securities	184,447	0.6	9,425
		1.9	26,535

See financial notes.    51

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Insurance 5.5%
American International Group, Inc.	211,922	1.1	14,235
Berkshire Hathaway, Inc., Class A *	121	0.9	12,762
Other Securities	1,079,478	3.5	48,862
		5.5	75,859
Materials 3.1%
Other Securities	1,097,579	3.1	43,021
Media 4.0%
Comcast Corp., Class A *	151,336	0.5	6,155
News Corp., Class A	253,950	0.4	5,295
The Walt Disney Co.	195,410	0.5	6,148
Time Warner, Inc.	367,052	0.6	7,345
Other Securities	988,988	2.0	29,389
		4.0	54,332
Pharmaceuticals & Biotechnology 7.4%
Abbott Laboratories	125,705	0.5	5,972
Amgen, Inc. *	103,268	0.6	7,839
Eli Lilly & Co.	92,400	0.4	5,175
Genentech, Inc. *	83,300	0.5	6,939
Johnson & Johnson	246,370	1.2	16,605
Merck & Co., Inc.	183,552	0.6	8,337
Pfizer, Inc.	610,192	1.2	16,262
Wyeth	109,400	0.4	5,583
Other Securities	918,458	2.0	28,669
		7.4	101,381
Real Estate 2.5%
Other Securities	762,819	2.5	33,851
Retailing 4.0%
Home Depot, Inc.	162,300	0.5	6,059
Other Securities	1,408,353	3.5	49,041
		4.0	55,100
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	483,832	0.8	10,325
Other Securities	1,235,866	1.8	25,309
		2.6	35,634
Software & Services 6.2%
Google, Inc., Class A *	22,900	0.8	10,909
Microsoft Corp. (c)	800,850	1.7	22,992
Oracle Corp. *	434,449	0.6	8,024
Other Securities	1,681,198	3.1	43,096
		6.2	85,021
Technology Hardware & Equipment 6.1%
Apple Computer, Inc. *	65,000	0.4	5,270
Cisco Systems, Inc. *	511,909	0.9	12,352
Hewlett-Packard Co.	239,636	0.7	9,283
International Business Machines Corp.	131,510	0.9	12,142
Other Securities	2,634,030	3.2	44,362
		6.1	83,409
Telecommunication Services 3.0%
AT&T Corp.	318,806	0.8	10,919
BellSouth Corp.	151,887	0.5	6,850
Verizon Communications, Inc.	247,572	0.7	9,160
Other Securities	776,188	1.0	14,015
		3.0	40,944
Transportation 1.8%
United Parcel Service, Inc., Class B	91,480	0.5	6,893
Other Securities	444,119	1.3	18,308
		1.8	25,201
Utilities 3.4%
Other Securities	1,229,814	3.4	46,546

Foreign Common Stock 0.1% of net assets
Cayman Islands 0.1%
Energy 0.1%
Other Securities	19,155	0.1	994

Preferred Stock 0.0% of net assets
Real Estate 0.0%
Other Securities	1,200	—	94

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
U.S. Treasury Obligation 0.0% of net assets
Other Securities	310	—	308

52    See financial notes.

Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Rights 0.0% of net assets
Other Securities	1,640	—	—

End of Investments.

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 3.9% of net assets
State Street Navigator Security Lending Prime Portfolio	52,763,359	52,763

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $1,039,468 and the unrealized appreciation and depreciation were $419,712 and ($94,145), respectively, with a net unrealized appreciation of $325,567.

In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of Contracts	Contract Value	Unrealized Gains
Futures Contracts
Russell 2000 Index, e-mini, Long expires 12/31/06	10	771	56
S&P 500 Index, e-mini, Long, expires 12/15/06	10	692	36
			92

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	Fair-valued by Management. Please see the complete schedule of holdings.

(c)	All or a portion of this security is held as collateral for open futures contracts. Please see the complete schedule of holdings.

(d)	Issuer is affiliated with the fund’s adviser.

See financial notes.    53

Schwab Total Stock Market Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $51,285 (cost $1,038,818)		$1,365,035
Collateral invested for securities on loan		52,763
Receivables:
Investments sold		2,944
Fund shares sold		1,349
Dividends		1,051
Income from securities on loan		22
Prepaid expenses	+	8
Total assets		1,423,172

Liabilities
Collateral invested for securities on loan		52,763
Payables:
Investments bought		22
Investment adviser and administrator fees		29
Transfer agent and shareholder services fees		19
Fund shares redeemed		919
Payable to custodian		715
Due to brokers for futures		3
Trustee fees		2
Accrued expenses	+	85
Total liabilities		54,557

Net Assets
Total assets		1,423,172
Total liabilities	–	54,557
Net assets		$1,368,615

Net Assets by Source
Capital received from investors		1,043,168
Net investment income not yet distributed		13,499
Net realized capital losses		(14,361)
Net unrealized capital gains		326,309

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$606,548		25,453		$23.83
Select Shares	$762,067		31,889		$23.90

54    See financial notes.

Schwab Total Stock Market Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (including $9 from affiliated issuer and net of $2 foreign withholding tax)		$22,687
Interest		261
Lending of securities	+	193
Total Investment Income		23,141

Net Realized Gains and Losses
Net realized gains on investments		3,248
Net realized gains on futures contracts	+	402
Net realized gains		3,650

Net Unrealized Gains and Losses
Net unrealized gains on investments		172,007
Net unrealized gains on futures contracts	+	27
Net unrealized gains		172,034

Expenses
Investment adviser and administrator fees		3,234
Transfer agent and shareholder service fees:
Investor Shares		1,526
Select Shares		678
Portfolio accounting fees		127
Registration fees		87
Shareholder reports		69
Custodian fees		59
Professional fees		47
Trustees’ fees		14
Overdraft expense		4
Other expenses	+	24
Total expenses		5,869

Increase in Net Assets from Operations
Total investment income		23,141
Net expenses	–	5,869
Net investment income		17,272
Net realized gains		3,650
Net unrealized gains	+	172,034
Increase in net assets from operations		$192,956

See financial notes.    55

Schwab Total Stock Market Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$17,272	$17,477
Net realized gains		3,650	3,994
Net unrealized gains	+	172,034	97,829
Increase in net assets from operations		192,956	119,300

Distributions Paid
Dividends from net investment income
Investor Shares		7,046	7,770
Select Shares	+	8,255	7,956
Total dividends from net investment income		$15,301	$15,726

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		3,959	$87,655	5,085	$102,573
Select Shares	+	8,052	178,696	6,795	138,664
Total shares sold		12,011	$266,351	11,880	$241,237

Shares Reinvested
Investor Shares		302	$6,537	362	$7,203
Select Shares	+	315	6,824	328	6,531
Total shares reinvested		617	$13,361	690	$13,734

Shares Redeemed
Investor Shares		(7,691)	$(169,892)	(7,672)	$(155,939)
Select Shares	+	(6,111)	(136,146)	(6,203)	(126,000)
Total shares redeemed		(13,802)	$(306,038)	(13,875)	$(281,939)

Net transactions in fund shares		(1,174)	$(26,326)	(1,305)	$(26,968)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,516	$1,217,286	59,821	$1,140,680
Total increase or decrease	+	(1,174)	151,329	(1,305)	76,606
End of period		57,342	$1,368,615	58,516	$1,217,286

Net investment income not yet distributed			$13,499		$11,788

56    See financial notes.

Schwab International Index Fund®

Financial Statements

Financial Highlights

Investor Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/1/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	17.07	14.82	12.74	10.47	12.22
Income or loss from investment operations:
Net investment income	0.48	0.35	0.26	0.23	0.21
Net realized and unrealized gains or losses	3.92	2.18	2.05	2.25	(1.82)
Total income or loss from investment operations	4.40	2.53	2.31	2.48	(1.61)
Less distributions:
Dividends from net investment income	(0.35)	(0.28)	(0.23)	(0.21)	(0.14)
Net asset value at end of period	21.12	17.07	14.82	12.74	10.47
Total return (%)	26.15	17.30	18.40	24.24	(13.34)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.69	0.68	0.69	0.65	0.58
Gross operating expenses	0.70	0.72	0.73	0.74	0.76
Net investment income	2.41	2.05	1.78	2.01	1.70
Portfolio turnover rate	11	10	1	7	13
Net assets, end of period ($ x 1,000,000)	706	595	550	494	443

Select Shares	11/1/05— 10/31/06	11/1/04— 10/31/05	11/1/03— 10/31/04	11/2/02— 10/31/03	11/1/01— 10/31/02
Per-Share Data ($)
Net asset value at beginning of period	17.09	14.83	12.75	10.47	12.23
Income or loss from investment operations:
Net investment income	0.50	0.38	0.28	0.25	0.21
Net realized and unrealized gains or losses	3.93	2.19	2.05	2.26	(1.82)
Total income or loss from investment operations	4.43	2.57	2.33	2.51	(1.61)
Less distributions:
Dividends from net investment income	(0.38)	(0.31)	(0.25)	(0.23)	(0.15)
Net asset value at end of period	21.14	17.09	14.83	12.75	10.47
Total return (%)	26.35	17.56	18.56	24.50	(13.31)

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.50	0.50	0.50	0.49	0.47
Gross operating expenses	0.55	0.57	0.58	0.59	0.61
Net investment income	2.60	2.23	1.97	2.19	1.81
Portfolio turnover rate	11	10	1	7	13
Net assets, end of period ($ x 1,000,000)	954	776	687	629	536

See financial notes.    57

Schwab International Index Fund

Portfolio Holdings as of October 31, 2006

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.4%	Foreign Common Stock	967,386	1,649,642
0.3%	Short-Term Investment	4,182	4,182
99.7%	Total Investments	971,568	1,653,824
5.8%	Collateral Invested for Securities on Loan	96,480	96,480
(5.5)%	Other Assets and Liabilities, Net		(91,025)
100.0%	Net Assets		1,659,279

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Foreign Common Stock 99.4% of net assets
Australia 4.3%
BHP Billiton Ltd.	582,860	0.8	12,406
Other Securities	3,873,498	3.5	58,530
		4.3	70,936
Austria 0.2%
Other Securities	58,241	0.2	3,621
Belgium 1.3%
Fortis	205,652	0.5	8,624
Other Securities	197,580	0.8	12,292
		1.3	20,916
Canada 6.7%
Royal Bank of Canada (a)	201,446	0.5	8,934
Other Securities	2,960,648	6.2	101,941
		6.7	110,875
Denmark 0.5%
Other Securities	105,407	0.5	8,004
Finland 1.1%
Nokia Oyj	653,383	0.8	12,987
Other Securities	255,790	0.3	5,692
		1.1	18,679
France 10.3%
Axa	292,677	0.7	11,134
BNP Paribas	131,357	0.9	14,426
Sanofi-Aventis	154,055	0.8	13,118
Societe Generale	58,802	0.6	9,762
Suez SA	202,911	0.5	9,089
Total SA	393,890	1.6	26,645
Other Securities	1,462,887	5.2	86,468
		10.3	170,642
Germany 7.6%
Allianz AG	63,388	0.7	11,779
DaimlerChrysler AG	162,404	0.6	9,285
Deutsche Bank AG	82,735	0.6	10,464
Deutsche Telekom AG	485,962	0.5	8,425
E.ON AG	112,817	0.8	13,584
Siemens AG *	142,378	0.8	12,844
Other Securities	875,463	3.6	59,780
		7.6	126,161
Greece 0.3%
Other Securities	123,264	0.3	4,529
Hong Kong 0.8%
Other Securities	1,888,420	0.8	13,768
Ireland 0.7%
Other Securities	491,102	0.7	11,912
Italy 3.3%
Eni S.p.A. (a)	419,043	0.8	12,676
Other Securities	5,739,239	2.5	42,022
		3.3	54,698
Japan 18.8%
Canon, Inc.	190,995	0.6	10,200
Honda Motor Co., Ltd.	246,039	0.5	8,684
Mitsubishi UFJ Financial Group, Inc.	1,612	1.2	20,448
Mizuho Financial Group, Inc.	1,666	0.8	12,950
Sumitomo Mitsui Financial Group, Inc.	1,014	0.7	11,081
Takeda Pharmaceutical Co., Ltd.	130,200	0.5	8,359
Toyota Motor Corp.	438,703	1.6	25,904
Other Securities	11,851,680	12.9	214,892
		18.8	312,518

58    See financial notes.

Schwab International Index Fund

Portfolio Holdings continued

Security and Number of Shares		% of Net Assets	Value ($ x 1,000)
Netherlands 4.1%
ABN AMRO Holding N.V.	300,416	0.5	8,754
ING Groep N.V.	366,162	1.0	16,217
Other Securities	1,805,220	2.6	43,171
		4.1	68,142
Norway 0.4%
Other Securities	340,039	0.4	6,923
Portugal 0.2%
Other Securities	717,379	0.2	4,052
Singapore 0.5%
Other Securities	1,602,960	0.5	8,016
Spain 4.6%
Banco Bilbao Vizcaya Argentaria S.A.	552,339	0.8	13,331
Banco Santander Central Hispano S.A.	1,013,916	1.0	17,547
Telefonica S.A.	777,060	0.9	14,960
Other Securities	836,907	1.9	31,145
		4.6	76,983
Sweden 1.8%
Telefonaktiebolaget LM Ericsson, Class B	2,372,504	0.6	8,968
Other Securities	1,174,867	1.2	20,664
		1.8	29,632
Switzerland 7.6%
Credit Suisse Group	199,166	0.7	12,006
Nestle S.A.	65,820	1.4	22,492
Novartis AG–Reg’d.	436,697	1.6	26,508
Roche Holdings AG	111,022	1.2	19,439
UBS AG	348,598	1.3	20,815
Other Securities	541,279	1.4	23,971
		7.6	125,231
United Kingdom 24.3%
Anglo American plc	240,109	0.6	10,867
AstraZeneca plc	253,064	0.9	14,914
Barclays plc	1,053,619	0.9	14,196
BP plc	3,203,910	2.2	35,817
Diageo plc	445,768	0.5	8,242
GlaxoSmithKline plc	932,267	1.5	24,845
HBOS plc	605,157	0.8	12,537
HSBC Holdings plc	1,805,836	2.1	34,267
Lloyds TSB Group plc	895,483	0.6	9,565
Rio Tinto plc	167,659	0.6	9,277
Royal Bank of Scotland Group plc	501,714	1.1	17,860
Royal Dutch Shell plc, Class A	749,220	1.6	26,070
Royal Dutch Shell plc, Class B	434,049	0.9	15,596
Tesco plc	1,227,342	0.5	9,208
Vodafone Group plc	8,348,655	1.3	21,512
Other Securities	23,960,527	8.2	138,631
		24.3	403,404

Security Rate, Maturity Date	Face Amount ($ x 1,000)	% of Net Assets	Value ($ x 1,000)
Short-Term Investment 0.3% of net assets
Other Securities	4,182	0.3	4,182

End of Investments.

Security and Number of Shares			Value ($ x 1,000)
Collateral Invested for Securities on Loan 5.8% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust.	96,479,879	5.8	96,480

End of collateral invested for securities on loan.

At 10/31/06 the tax basis cost of the fund’s investments was $986,474, and the unrealized appreciation and depreciation were $699,603 and ($32,253), respectively, with a net unrealized appreciation of $667,350.

At 10/31/06, the prices of certain foreign securities held by the fund aggregating $1,515,837 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

See financial notes.    59

Schwab International Index Fund

Statement of

Assets and Liabilities

As of October 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $92,211 (cost $971,568)		$1,653,824
Collateral invested for securities on loan		96,480
Cash		123
Foreign currency, at value (cost $379)		384
Receivables:
Fund shares sold		4,309
Dividends		1,823
Reclaims		202
Income from securities on loan		35
Prepaid expenses	+	9
Total assets		1,757,189

Liabilities
Collateral invested for securities on loan		96,480
Payables:
Investments bought		21
Investment advisors and administrator fees		52
Transfer agent and shareholder services fees		20
Fund shares redeemed		875
Trustee fees		2
Accrued expenses	+	460
Total liabilities		97,910

Net Assets
Total assets		1,757,189
Total liabilities	–	97,910
Net assets		$1,659,279

Net Assets by Source
Capital received from investors		1,202,536
Net investment income not yet distributed		34,946
Net realized capital losses		(260,470)
Net unrealized capital gains		682,267

Net Asset Value (NAV) by Shares Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$705,737		33,410		$21.12
Select Shares	$953,542		45,100		$21.14

60    See financial notes.

Schwab International Index Fund

Statement of

Operations

For November 1, 2005 through October 31, 2006. All numbers x 1,000.

Investment Income
Dividends (net of $3,993 foreign withholding tax)		$45,893
Interest		275
Lending of securities	+	1,345
Total Investment Income		47,513

Net Realized Gains and Losses
Net realized gains on investments		36,532
Net realized gains on foreign currency transactions		29
Net realized gains on futures contracts	+	34
Net realized gains		36,595

Net Unrealized Gains and Losses
Net unrealized gains on investments		278,152
Net unrealized gains on foreign currency transactions	+	55
Net unrealized gains		278,207

Expenses
Investment adviser and administrator fees		6,041
Transfer agent and shareholder service fees:
Investor shares		1,641
Select shares		876
Custodian fees		630
Portfolio accounting fees		94
Shareholder reports		91
Professional fees		49
Trustees’ fees		15
Registration fees		8
Overdraft expense		4
Other expenses	+	11
Total expenses		9,460
Expense reduction by adviser and Schwab	–	557
Net expenses		8,903

Increase in Net Assets from Operations
Total investment income		47,513
Net expenses	–	8,903
Net investment income		38,610
Net realized gains		36,595
Net unrealized gains	+	278,207
Increase in net assets from operations		$353,412

See financial notes.    61

Schwab International Index Fund

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers x 1,000.

Operations

	11/1/05–10/31/06		11/1/04–10/31/05
Net investment income		$38,610	$29,254
Net realized gains		36,595	15,815
Net unrealized gains	+	278,207	169,670
Increase in net assets from operations		353,412	214,739

Distributions Paid
Dividends from net investment income
Investor Shares		12,022	10,423
Select Shares	+	17,265	14,231
Total dividends from net investment income		$29,287	$24,654

Transactions in Fund Shares

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		5,781	$111,778	5,337	$85,930
Select Shares	+	7,746	148,437	7,993	128,120
Total shares sold		13,527	$260,215	13,330	$214,050

Shares Reinvested
Investor Shares		619	$11,010	617	$9,445
Select Shares	+	882	15,675	864	13,224
Total shares reinvested		1,501	$26,685	1,481	$22,669

Shares Redeemed
Investor Shares		(7,861)	$(150,978)	(8,209)	$(132,435)
Select Shares	+	(8,930)	(171,954)	(9,795)	(160,690)
Total shares redeemed		(16,791)	$(322,932)	(18,004)	$(293,125)

Net transactions in fund shares		(1,763)	$(36,032)	(3,193)	$(56,406)

Shares Outstanding and Net Assets

	11/1/05–10/31/06			11/1/04–10/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		80,273	$1,371,186	83,466	$1,237,507
Total increase or decrease	+	(1,763)	288,093	(3,193)	133,679
End of period		78,510	$1,659,279	80,273	$1,371,186
Net investment income not yet distributed			$34,946		$25,265

62    See financial notes.

Schwab Equity Index Funds

Financial Notes

1.	Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (trust) are no-load, open-end management investment companies. Each company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in each trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select® S&P 500 Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Schwab MartketTrack All Equity PortfolioTM
Schwab MarketTrack Growth PortfolioTM
Schwab MarketTrack Balanced PortfolioTM
Schwab MarketTrack Conservative PortfolioTM
Laudus U.S. MarketMasters FundTM
Laudus Small-Cap MarketMasters FundTM
Laudus International MarketMasters FundTM
Schwab Viewpoints FundTM
Schwab Premier Equity Fund®
Schwab Core Equity FundTM
Schwab Dividend Equity FundTM
Schwab Large-Cap Growth FundTM
Schwab Small-Cap Equity FundTM
Schwab Hedged Equity FundTM
Schwab Financial Services FundTM
Schwab Health Care FundTM
Schwab Technology FundTM
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index® Fund
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market FundTM
Schwab Total Bond Market FundTM
Schwab Inflation Protected FundTM
Schwab GNMA FundTM
Schwab Tax-Free YieldPlus FundTM
Schwab Short/Intermediate Tax-Free Bond FundTM
Schwab Long-Term Tax-Free Bond FundTM
Schwab California Tax-Free YieldPlus FundTM
Schwab California Short/Intermediate
Tax-Free Bond FundTM
Schwab California Long-Term Tax-Free Bond Fund FundTM

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares®, is available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

Schwab Equity Index Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

(a)	Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which Fund shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b)	Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. “Forwards” as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least

Schwab Equity Index Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d)	Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e)	Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f)	Foreign Currency Translation:

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(g)	Distributions to Shareholders:

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(h)	Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(i)	Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(j)	Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Equity Index Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

(k)	Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l)	New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions: (All dollar amounts are × 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”), is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
First $500 million	0.15%	0.18%	0.30%	0.33%	0.30%	0.43%
Over $500 million	0.09%	0.18%	0.22%	0.28%	0.22%	0.38%
Over $1 billion	0.09%	0.15%	0.22%	n/a	n/a	n/a
Over $5 billion	0.08%	n/a	0.20%	n/a	n/a	n/a
Over $10 billion	0.07%	n/a	0.18%	n/a	n/a	n/a

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%*
e.Shares*	0.05%	0.05%
Institutional Select Fund Shares	0.05%	0.05%

*	e.Shares is only offered by S&P 500 Index Fund

Schwab Equity Index Funds

Financial Notes (continued)

3.  Affiliates and Affiliated Transactions (continued):

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2007, as follows:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares	n/a	0.10%	n/a	n/a	n/a	n/a

*	e.Shares is only offered by S&P 500 Index Fund

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of October 31, 2006, the percentages of fund shares owned by other Schwab Funds are:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Schwab MarketTrack Portfolios:
All Equity Portfolio	—	11.3%	—	7.9%	—	9.5%
Growth Portfolio	—	8.2%	—	8.5%	—	8.6%
Balanced Portfolio	—	4.1%	—	4.8%	—	4.8%
Conservative Portfolio	—	0.1%	—	1.9%	—	1.9%

Schwab Annuity Portfolios:
Growth Portfolio II	—	0.6%	—	0.5%	—	0.5%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2006, each fund’s total security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	—
Institutional Select S&P 500 Fund	$38,351
1000 Index Fund	919
Small-Cap Index Fund	151,724
Total Stock Market Index Fund	—
International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

Schwab Equity Index Funds

Financial Notes (continued)

4.  Purchases and Sales of Investment Securities:
        (All dollar amounts are × 1,000)

For the fiscal year ended October 31, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities
S&P 500 Index Fund	$211,595	$1,067,493
Institutional Select S&P 500 Fund	648,618	24,017
1000 Index Fund	354,445	886,836
Small-Cap Index Fund	476,516	587,563
Total Stock Market Index Fund	36,722	47,112
International Index Fund	175,256	193,979

5.	Redemption Fee: (All dollar amounts are × 1,000)

The funds impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For shares purchased on or before 4/29/05 and held less than 180 days, the S&P 500 Index Fund, the 1000 Index Fund, the Small-Cap Index Fund, the Total Market Index Fund and the Institutional Select S&P 500 Fund each charged a redemption fee of 0.75% and the International Index Fund charged a redemption fee of 1.50%. For shares purchased after 4/29/05, the funds charge a redemption fees of 2.00% on shares held 30 days or less. The redemption amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

	Current Period	Prior Period
S&P 500 Index Fund
Investor Shares	$57	$192
Select Shares	60	200
e.Shares	2	15
Institutional Select S&P 500 Fund	31	40
1000 Index Fund
Investor Shares	87	151
Select Shares	22	65
Small-Cap Index Fund
Investor Shares	19	44
Select Shares	5	50
Total Stock Market Index Fund
Investor Shares	15	38
Select Shares	28	32
International Index Fund
Investor Shares	18	52
Select Shares	63	106

Schwab Equity Index Funds

Financial Notes (continued)

6.  Borrowing:
        (All dollar amounts are × 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

Fund	Amount Outstanding at 10/31/06	Average Borrowing*	Weighted Average Interest Rate*(%)
Schwab S&P 500 Index Fund	$—	$6,094	4.94
Schwab Institutional Select S&P 500 Fund	—	1,970	4.78
Schwab 1000 Index Fund	—	—	—
Schwab Small-Cap Index Fund	—	2,451	5.00
Schwab Total Stock Market Index Fund	715	1,874	4.74
Schwab International Index Fund	—	600	5.15

*	Based on the number of days for which the borrowing is outstanding.

7.	Federal Income Taxes: (All dollar amounts are × 1,000)

As of October 31, 2006, the components of undistributable earnings on a tax-basis were as follows:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Undistributed ordinary income	$100,766	$24,467	$70,645	$59,382	$13,299	$47,026
Undistributed long-term capital gains	—	—	—	145,855	—	—
Unrealized appreciation on investments	2,828,797	272,607	3,776,628	498,655	419,712	699,603
Unrealized depreciation on investments	(514,663)	(40,526)	(144,026)	(85,822)	(94,145)	(32,253)
Other unrealized appreciation/depreciation	—	—	—	182	—	11
Net unrealized appreciation/ (depreciation)	2,314,134	232,081	3,632,602	413,015	325,567	667,361

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

Expire	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
2008	$26,504	$—	$—	$—	$—	$—
2009	50,224	$16,907	—	—	—	97,628
2010	400,268	27,646	132,657	—	8,568	112,722
2011	72,381	1,609	164,037	—	3,976	39,016
2012	29,212		11,942	—	874	8,278
2013	175,896		—	—	—	—
2014	109,257	2,359	—	—	—	—
Total	$863,742	$48,521	$308,636	—	$13,418	$257,644

Schwab Equity Index Funds

Financial Notes (continued)

7.  Federal Income Taxes (continued):

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the funds had aggregate deferred realized capital losses as follows:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Deferred capital losses	$—	$—	$—	$—	$—	$—
Capital losses utilized	$—	$—	$200,195	$—	$3,960	$—

The tax-basis components of distributions paid during the current and prior fiscal years were:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Current period distributions
Ordinary income	$129,338	$18,249	$86,881	$11,211	$15,301	$29,287
Long-term capital gains	—	—	—	10,495	—	—
Return of capital

Prior period distributions
Ordinary income	144,350	6,241	95,632	11,451	15,726	24,654
Long-term capital gains	—	—	—	—	—	—
Return of capital

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2006, the funds made the following reclassifications:

	S&P 500 Index Fund	Institutional Select S&P 500 Fund	1000 Index Fund	Small-Cap Index Fund	Total Stock Market Index Fund	International Index Fund
Capital shares	$(74)	$(8)	$235	$560	$(28)	$—
Undistributed net investment income	(868)	(104)	(1,600)	(1,466)	(260)	358
Net realized capital gains and losses	942	112	1,365	906	288	(358)

Other Federal Tax Information (unaudited)
(All dollar amounts are × 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2006, qualify for the corporate dividends received deduction:

Percentage
S&P 500 Index Fund	100.00%
Institutional Select S&P 500 Fund	97.68
1000 Index Fund	100.00
Small-Cap Index Fund	81.82
Total Stock Market Index Fund	100.00
International Index Fund	—

For the fiscal year ended October 31, 2006, the fund’s designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2007 via IRS form 1099 of the amounts for use in preparing their 2006 income tax return.

S&P 500 Index Fund	$129,338
Institutional Select S&P Fund	18,249
1000 Index Fund	86,881
Small-Cap Index Fund	11,137
Total Stock Market Index Fund	15,301
International Index Fund	29,287

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (five of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 14, 2006

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust and Schwab Investments (collectively, the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below gives information about the trustees and officers for The Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of October 31, 2006, the Fund Complex included 96 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	96	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.
Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996–1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.
William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	96
Board 1—Director, Aphton Corp.
Board 2—Director, Mission West Properties
Board 3—Director, TOUSA
Board 4—Director, Stratex Networks
Board 5—Director, Genitope Corp.
Board 6—Director & Non-Executive
Chairman, Solectron Corp.
Board 7—Director, Ditech
Communications Corp.

Robert G. Holmes 1931 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	57	None.
Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Northern Border Partners, M.L.P.

Independent Trustees continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.
Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust and Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.
Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	96	None.

Officers of the Trust
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)
President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)
Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer — Fixed Income (Officer of Schwab Capital Trust and Schwab Investments since 2004.)
Senior Vice President and Chief Investment Officer — Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer — Equities (Officer of Schwab Capital Trust and Schwab Investments since 2004.)
Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust and Schwab Investments since 2002.)
Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust and Schwab Investments since 1998.)
Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Officers of the Trust continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005)
Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006)
Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization  See “market cap.”

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate  For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS)  A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock  A share of ownership, or equity, in the issuing company.

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds

Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds

Schwab Viewpoints Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds

Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab Inflation Protected Fund™
Schwab Tax-Free YieldPlus Fund™
Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate
    Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™

Schwab Money Funds

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155—3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved.

Member SIPC

Printed on recycled paper.

MFR13810-09

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of eleven series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, and ten series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2006 and 2005 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Audit Fees
2006: $280,560                     2005: $259,165
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2006: $20,839                     2005: $52,314
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2006: $24,475                     2005 $30,551
Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2006: $5,623                     2005: $4,911

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2006: $205,237                     2005: $145,786
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
2006: $4,169,642                     2005: $4,106,543
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2006
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Common Stock	3,188,068	6,819,942
0.1%	Foreign Common Stock	4,103	6,923
—%	U.S. Treasury Obligation	795	795
—%	Warrant	—	197

99.8%	Total Investments	3,192,966	6,827,857
3.2%	Collateral Invested for Securities on Loan	220,793	220,793
(3.0)%	Other Assets and Liabilities, Net		(207,045)

100.0%	Net Assets		6,841,605

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.7% of net assets

Automobiles & Components 0.5%

BorgWarner, Inc.	20,849	1,199
Ford Motor Co. (a)	872,613	7,225
General Motors Corp. (a)	242,705	8,475
Gentex Corp. (a)	43,972	700
Harley-Davidson, Inc. (a)	122,292	8,393
Johnson Controls, Inc.	81,458	6,642
The Goodyear Tire & Rubber Co. (a)*	76,800	1,177
Thor Industries, Inc. (a)	26,364	1,155
TRW Automotive Holdings Corp. *	48,243	1,238

		36,204

Banks 5.4%

AmSouth Bancorp	155,037	4,685
Associated Banc-Corp.	57,148	1,877
Astoria Financial Corp.	40,304	1,169
Bank of Hawaii Corp.	26,332	1,374
BB&T Corp.	241,800	10,523
BOK Financial Corp.	29,306	1,506
Capitol Federal Financial (a)	34,191	1,296
City National Corp.	20,632	1,373
Comerica, Inc.	84,728	4,930
Commerce Bancorp, Inc. (a)	48,153	1,682
Commerce Bancshares, Inc.	36,145	1,790
Compass Bancshares, Inc.	56,687	3,189
Countrywide Financial Corp.	247,672	9,441
Cullen/Frost Bankers, Inc.	25,600	1,386
Fannie Mae	431,734	25,585
Fifth Third Bancorp	234,484	9,344
First Horizon National Corp. (a)	52,600	2,068
Freddie Mac	308,005	21,249
Fulton Financial Corp. (a)	22,544	361
Hudson City Bancorp, Inc.	257,840	3,540
Huntington Bancshares, Inc.	105,277	2,570
IndyMac Bancorp, Inc. (a)	21,795	991
KeyCorp	201,514	7,484
M&T Bank Corp.	51,843	6,315
Marshall & Ilsley Corp.	82,531	3,957
Mercantile Bankshares Corp.	53,100	2,394
MGIC Investment Corp.	37,705	2,216
National City Corp.	284,576	10,600
New York Community Bancorp, Inc. (a)	107,882	1,764
North Fork Bancorp, Inc.	208,280	5,953
People’s Bank (a)	65,235	2,655
PNC Financial Services Group, Inc.	139,996	9,804
Popular, Inc. (a)	83,086	1,511
Radian Group, Inc.	45,054	2,401
Regions Financial Corp.	213,180	8,090
Sky Financial Group, Inc.	39,082	979
Sovereign Bancorp, Inc. (a)	173,520	4,140
SunTrust Banks, Inc.	161,993	12,796
Synovus Financial Corp.	142,741	4,194
TCF Financial Corp.	62,684	1,632
TD Banknorth, Inc. (a)	104,326	3,086
The Colonial BancGroup, Inc.	71,076	1,694
The PMI Group, Inc.	43,264	1,845
U.S. Bancorp	821,655	27,805
UnionBanCal Corp.	64,865	3,735
Valley National Bancorp (a)	43,136	1,124
Wachovia Corp.	881,989	48,950
Washington Mutual, Inc.	440,193	18,620
Webster Financial Corp.	19,239	930
Wells Fargo & Co.	1,491,396	54,123
Whitney Holding Corp.	29,023	948
Wilmington Trust Corp.	33,237	1,382
Zions Bancorp	47,898	3,851

		368,907

Capital Goods 8.0%

3M Co.	333,934	26,327
Alliant Techsystems, Inc. *	13,438	1,038
American Power Conversion Corp.	52,066	1,574
American Standard Cos., Inc.	93,895	4,159
Ametek, Inc.	13,165	615
See financial notes.     1

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Carlisle Cos., Inc.	10,118	847
Caterpillar, Inc.	304,976	18,515
Cooper Industries Ltd., Class A	71,500	6,396
Crane Co.	50,984	1,985
Cummins, Inc.	21,783	2,766
Danaher Corp.	147,420	10,580
Deere & Co.	105,473	8,979
Donaldson Co., Inc.	37,700	1,416
Dover Corp.	99,237	4,714
Eaton Corp.	65,959	4,777
Emerson Electric Co.	191,594	16,171
Fastenal Co. (a)	50,900	2,048
Flowserve Corp. *	25,341	1,343
Fluor Corp.	36,979	2,900
Foster Wheeler Ltd. *	35,128	1,579
General Dynamics Corp.	189,024	13,440
General Electric Co. (b)	4,723,322	165,836
Goodrich Corp.	38,098	1,680
Graco, Inc.	25,194	1,027
Harsco Corp.	20,300	1,657
Honeywell International, Inc.	388,799	16,376
Hubbell, Inc., Class B	28,132	1,393
IDEX Corp.	22,771	1,068
Illinois Tool Works, Inc.	269,404	12,913
Ingersoll-Rand Co., Ltd., Class A (b)	152,628	5,603
ITT Industries, Inc.	90,394	4,917
Jacobs Engineering Group, Inc. *	18,578	1,403
JLG Industries, Inc.	47,636	1,317
Joy Global, Inc.	54,008	2,112
Kennametal, Inc.	17,599	1,086
L-3 Communications Holdings, Inc.	50,924	4,100
Lockheed Martin Corp.	202,954	17,643
Masco Corp.	187,536	5,185
McDermott International, Inc. *	54,556	2,439
MSC Industrial Direct Co., Class A	27,758	1,136
Northrop Grumman Corp.	160,932	10,684
Oshkosh Truck Corp.	33,828	1,529
PACCAR, Inc.	107,460	6,363
Pall Corp.	39,733	1,268
Parker Hannifin Corp.	58,269	4,873
Pentair, Inc.	40,200	1,324
Precision Castparts Corp.	61,301	4,172
Raytheon Co.	214,390	10,709
Rockwell Automation, Inc.	80,349	4,982
Rockwell Collins, Inc.	76,953	4,469
Roper Industries, Inc.	39,091	1,871
SPX Corp.	38,114	2,192
Teleflex, Inc.	25,246	1,570
Terex Corp. *	45,582	2,359
Textron, Inc.	61,069	5,553
The Boeing Co.	369,989	29,547
The Manitowoc Co., Inc.	46,923	2,575
The Shaw Group, Inc. (a)*	30,669	815
The Timken Co.	32,794	986
Thomas & Betts Corp. *	35,929	1,851
Trinity Industries, Inc.	33,691	1,215
Tyco International Ltd.	902,594	26,563
United Rentals, Inc. (a)*	24,282	575
United Technologies Corp.	464,763	30,544
USG Corp. (a)*	20,406	998
W.W. Grainger, Inc.	40,676	2,960
Walter Industries, Inc. (a)	15,515	721
WESCO International, Inc. *	21,593	1,409

		545,737

Commercial Services & Supplies 0.8%

Adesa, Inc.	42,291	1,063
Allied Waste Industries, Inc. *	101,043	1,228
ARAMARK Corp., Class B	83,587	2,794
Avery Dennison Corp.	57,460	3,628
ChoicePoint, Inc. *	23,182	844
Cintas Corp.	68,510	2,836
Copart, Inc. *	10,214	295
Covanta Holding Corp. *	64,748	1,316
Equifax, Inc.	68,000	2,586
Herman Miller, Inc.	31,855	1,092
HNI Corp.	21,273	957
Manpower, Inc.	40,291	2,730
Monster Worldwide, Inc. *	56,300	2,281
Pitney Bowes, Inc. (a)	101,541	4,743
R.R. Donnelley & Sons Co.	99,419	3,366
Republic Services, Inc.	63,315	2,597
Robert Half International, Inc.	69,691	2,547
Steelcase, Inc., Class A	74,242	1,230
Stericycle, Inc. *	16,849	1,191
The Brink’s Co.	18,815	988
The Corporate Executive Board Co.	18,444	1,657
The Dun & Bradstreet Corp. *	35,225	2,721
Waste Management, Inc.	265,277	9,943

		54,633

Consumer Durables & Apparel 1.3%

Beazer Homes USA, Inc. (a)	3,198	139
Brunswick Corp.	33,961	1,070
Centex Corp.	54,000	2,824
Coach, Inc. *	170,310	6,751
D.R. Horton, Inc.	111,397	2,610
Eastman Kodak Co. (a)	124,621	3,041
Fortune Brands, Inc.	59,628	4,588
Garmin Ltd. (a)	99,486	5,314
Harman International Industries, Inc.	32,997	3,377
Hasbro, Inc.	97,925	2,538
Hovnanian Enterprises, Inc., Class A (a)*	4,611	142
Jones Apparel Group, Inc.	56,320	1,881
KB Home (a)	28,176	1,266
2     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Leggett & Platt, Inc.	88,044	2,056
Lennar Corp., Class A	66,375	3,151
Liz Claiborne, Inc.	42,800	1,805
M.D.C. Holdings, Inc. (a)	14,679	732
Mattel, Inc.	186,297	4,216
Mohawk Industries, Inc. (a)*	26,739	1,944
Newell Rubbermaid, Inc.	136,926	3,941
Nike, Inc., Class B	118,534	10,891
NVR, Inc. (a)*	2,498	1,403
Polo Ralph Lauren Corp.	52,595	3,734
Pool Corp. (a)	5,927	243
Pulte Homes, Inc. (a)	94,712	2,935
Snap-On, Inc.	34,850	1,639
Standard Pacific Corp. (a)	4,050	98
The Black & Decker Corp.	36,580	3,068
The Ryland Group, Inc. (a)	18,050	829
The Stanley Works	39,294	1,872
Timberland Co., Class A *	27,760	801
Toll Brothers, Inc. *	63,200	1,827
VF Corp.	44,982	3,419
Whirlpool Corp.	32,643	2,838

		88,983

Consumer Services 2.1%

Apollo Group, Inc., Class A (a)*	74,721	2,762
Boyd Gaming Corp.	35,200	1,389
Brinker International, Inc.	34,600	1,606
Career Education Corp. *	45,200	1,007
Carnival Corp.	281,410	13,738
Choice Hotels International, Inc.	24,514	1,028
Darden Restaurants, Inc.	67,515	2,829
H&R Block, Inc.	118,798	2,597
Harrah’s Entertainment, Inc.	73,756	5,482
Hilton Hotels Corp.	157,465	4,554
International Game Technology	162,826	6,922
International Speedway Corp., Class A	18,769	974
ITT Educational Services, Inc. *	21,101	1,455
Las Vegas Sands Corp. *	157,163	11,976
Laureate Education, Inc. *	14,678	774
Marriott International, Inc., Class A	190,756	7,968
McDonald’s Corp.	578,936	24,269
MGM Mirage *	109,687	4,719
OSI Restaurant Partners, Inc.	13,397	446
Panera Bread Co., Class A (a)*	8,339	515
Penn National Gaming, Inc. *	34,060	1,246
Royal Caribbean Cruises, Ltd. (a)	93,491	3,786
Scientific Games Corp., Class A *	19,143	537
Service Corp. International	162,900	1,486
Starbucks Corp. *	331,127	12,500
Starwood Hotels & Resorts Worldwide, Inc.	101,142	6,042
Station Casinos, Inc. (a)	16,774	1,011
The Cheesecake Factory, Inc. *	28,674	810
The ServiceMaster Co.	115,153	1,305
Weight Watchers International, Inc.	41,329	1,802
Wendy’s International, Inc.	48,273	1,670
Wyndham Worldwide Corp. *	94,517	2,788
Wynn Resorts Ltd. *	36,342	2,673
YUM! Brands, Inc.	126,188	7,503

		142,169

Diversified Financials 9.3%

A.G. Edwards, Inc.	35,385	2,019
Affiliated Managers Group, Inc. (a)*	13,459	1,348
AllianceBernstein Holding LP	39,989	3,107
American Express Co. (b)	564,077	32,609
AmeriCredit Corp. (a)*	78,300	2,002
Ameriprise Financial, Inc.	114,957	5,920
Bank of America Corp. (b)	2,111,568	113,750
BlackRock, Inc., Class A	29,465	4,445
Capital One Financial Corp.	134,360	10,659
CBOT Holdings, Inc., Class A (a)*	24,362	3,615
Chicago Mercantile Exchange Holdings, Inc.	16,141	8,087
CIT Group, Inc.	90,468	4,709
Citigroup, Inc.	2,255,962	113,159
E*TRADE Financial Corp. *	182,900	4,258
Eaton Vance Corp.	34,884	1,083
Federated Investors, Inc., Class B	48,250	1,654
Franklin Resources, Inc.	121,486	13,845
IntercontinentalExchange, Inc. *	25,589	2,160
Investors Financial Services Corp. (a)	16,590	652
Janus Capital Group, Inc.	110,800	2,225
Jefferies Group, Inc. (a)	52,252	1,501
JPMorgan Chase & Co.	1,584,338	75,161
Legg Mason, Inc.	53,714	4,835
Lehman Brothers Holdings, Inc.	240,288	18,704
Leucadia National Corp.	96,964	2,557
Mellon Financial Corp.	210,025	8,149
Merrill Lynch & Co., Inc.	414,062	36,197
Moody’s Corp.	146,426	9,708
Morgan Stanley	488,648	37,347
Nasdaq Stock Market, Inc. *	39,737	1,420
Nelnet, Inc., Class A *	20,511	604
Northern Trust Corp.	108,776	6,387
Nuveen Investments, Inc., Class A (a)	29,300	1,444
Raymond James Financial, Inc.	51,849	1,652
SEI Investments Co.	47,374	2,666
SLM Corp.	185,224	9,017
State Street Corp.	156,386	10,045
Student Loan Corp.	9,227	1,910
T. Rowe Price Group, Inc.	116,350	5,505
See financial notes.     3

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

TD Ameritrade Holding Corp.	268,731	4,426
The Bank of New York Co., Inc.	351,810	12,092
The Bear Stearns Cos., Inc.	50,636	7,664
The Charles Schwab Corp. (b)(c)	579,415	10,557
The First Marblehead Corp. (a)	12,876	868
The Goldman Sachs Group, Inc.	195,032	37,015

		638,737

Energy 8.8%

Anadarko Petroleum Corp.	211,348	9,811
Apache Corp.	145,650	9,514
Arch Coal, Inc. (a)	42,200	1,461
Baker Hughes, Inc.	153,407	10,593
BJ Services Co.	145,946	4,402
Cabot Oil & Gas Corp.	5,087	269
Cameron International Corp. *	54,400	2,725
Cheniere Energy, Inc. (a)*	5,187	137
Chesapeake Energy Corp.	140,997	4,574
ChevronTexaco Corp.	1,001,377	67,293
Cimarex Energy Co.	19,215	692
CNX Gas Corp. (a)*	49,394	1,292
ConocoPhillips	739,016	44,518
CONSOL Energy, Inc.	78,198	2,767
Denbury Resources, Inc. *	42,942	1,234
Devon Energy Corp.	194,882	13,026
Diamond Offshore Drilling, Inc. (a)	56,729	3,927
Dresser-Rand Group, Inc. *	35,119	762
El Paso Corp.	276,981	3,795
ENSCO International, Inc.	67,928	3,326
Enterprise GP Holdings LP (a)	23,859	812
Enterprise Products Partners L.P. (a)	179,858	4,942
EOG Resources, Inc.	107,652	7,162
Exxon Mobil Corp.	2,732,622	195,164
FMC Technologies, Inc. *	26,892	1,626
Forest Oil Corp. *	10,215	333
Frontier Oil Corp.	35,758	1,051
Grant Prideco, Inc. *	59,316	2,240
Halliburton Co.	457,488	14,800
Helix Energy Solutions Group, Inc. (a)*	12,626	408
Helmerich & Payne, Inc.	47,092	1,128
Hess Corp.	114,423	4,852
Hugoton Royalty Trust (a)	9,368	241
Kinder Morgan Management, LLC (a)*	28,740	1,247
Kinder Morgan, Inc.	58,563	6,155
Marathon Oil Corp.	162,973	14,081
Mariner Energy, Inc. *	8,266	164
Massey Energy Co.	26,201	662
Murphy Oil Corp.	83,844	3,954
Nabors Industries Ltd. *	144,988	4,477
National-Oilwell Varco, Inc. *	74,973	4,528
Newfield Exploration Co. *	53,066	2,165
Noble Corp.	56,850	3,985
Noble Energy, Inc.	77,761	3,782
Occidental Petroleum Corp.	375,316	17,617
Patterson-UTI Energy, Inc.	79,721	1,850
Peabody Energy Corp.	91,421	3,837
Pioneer Natural Resources Co.	53,111	2,163
Plains All American Pipeline L.P.	34,032	1,612
Plains Exploration & Production Co. *	22,858	967
Pogo Producing Co. (a)	22,700	1,016
Pride International, Inc. *	77,094	2,129
Quicksilver Resources, Inc. (a)*	17,945	615
Range Resources Corp.	27,028	734
Rowan Cos., Inc.	44,283	1,478
Schlumberger Ltd.	539,906	34,057
Smith International, Inc. (a)	86,959	3,433
Southwestern Energy Co. *	61,844	2,200
St. Mary Land & Exploration Co. (a)	20,513	765
Sunoco, Inc.	58,500	3,869
Teekay Shipping Corp.	38,268	1,573
TEPPCO Partners L.P. (a)	32,277	1,272
Tesoro Corp.	25,056	1,602
Tidewater, Inc.	28,568	1,421
Todco (a)*	27,839	950
Transocean, Inc. *	141,013	10,229
Ultra Petroleum Corp. *	56,612	3,021
Unit Corp. *	5,200	241
Valero Energy Corp.	275,470	14,415
Valero L.P.	21,595	1,157
W&T Offshore, Inc.	26,134	883
Weatherford International Ltd. *	141,248	5,802
Williams Cos., Inc.	223,521	5,461
XTO Energy, Inc.	152,058	7,095

		599,541

Food & Staples Retailing 2.3%

BJ’s Wholesale Club, Inc. *	16,100	461
Costco Wholesale Corp.	206,599	11,028
CVS Corp.	342,244	10,740
Safeway, Inc.	198,997	5,843
Supervalu, Inc.	50,756	1,695
Sysco Corp.	256,190	8,962
The Kroger Co.	336,213	7,561
Wal-Mart Stores, Inc. (b)	1,856,777	91,502
Walgreen Co.	452,069	19,746
Whole Foods Market, Inc.	56,216	3,589

		161,127

Food, Beverage & Tobacco 4.9%

Altria Group, Inc. (b)	929,615	75,606
Anheuser-Busch Cos., Inc. (b)	339,166	16,083
Archer-Daniels-Midland Co.	310,685	11,961
Brown-Forman Corp., Class B	56,032	4,045
Bunge Ltd.	46,192	2,961
Campbell Soup Co.	188,658	7,052
4     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Coca-Cola Enterprises, Inc.	216,372	4,334
ConAgra Foods, Inc.	239,397	6,260
Constellation Brands, Inc., Class A *	90,132	2,478
Dean Foods Co. *	61,833	2,590
Del Monte Foods Co.	91,938	992
General Mills, Inc.	170,950	9,713
H.J. Heinz Co.	160,798	6,779
Hormel Foods Corp.	63,747	2,302
Kellogg Co.	186,781	9,397
Kraft Foods, Inc., Class A (a)	762,853	26,242
Loews Corp. - Carolina Group	50,371	2,913
McCormick & Co., Inc.	70,654	2,643
Molson Coors Brewing Co., Class B	32,936	2,344
PepsiAmericas, Inc.	54,736	1,119
PepsiCo, Inc.	739,687	46,926
Reynolds American, Inc. (a)	142,084	8,974
Sara Lee Corp.	388,872	6,650
Smithfield Foods, Inc. *	34,235	920
The Coca-Cola Co.	1,077,204	50,327
The Hershey Co. (a)	107,824	5,705
The J.M. Smuckers Co.	27,401	1,343
The Pepsi Bottling Group, Inc.	125,232	3,960
Tyson Foods, Inc., Class A	146,259	2,113
UST, Inc. (a)	76,225	4,083
Wm. Wrigley Jr. Co.	99,472	5,168

		333,983

Health Care Equipment & Services 4.2%

Advanced Medical Optics, Inc. (a)*	10,934	447
Aetna, Inc.	261,277	10,770
AmerisourceBergen Corp.	107,110	5,056
Bausch & Lomb, Inc. (a)	24,539	1,314
Baxter International, Inc.	285,895	13,143
Beckman Coulter, Inc.	28,528	1,642
Becton Dickinson & Co.	124,265	8,702
Biomet, Inc.	107,904	4,083
Boston Scientific Corp. *	589,707	9,382
C.R. Bard, Inc.	47,000	3,852
Cardinal Health, Inc.	188,110	12,312
Caremark Rx, Inc.	218,233	10,744
Cerner Corp. (a)*	53,426	2,581
CIGNA Corp.	61,918	7,243
Community Health Systems, Inc. *	40,206	1,305
Coventry Health Care, Inc. *	74,662	3,505
Cytyc Corp. *	44,020	1,163
Dade Behring Holdings, Inc.	43,458	1,583
DaVita, Inc. *	43,625	2,427
Dentsply International, Inc.	79,300	2,481
Edwards Lifesciences Corp. *	29,896	1,283
Emdeon Corp. *	127,179	1,482
Express Scripts, Inc. *	71,556	4,560
Gen-Probe, Inc. *	22,670	1,085
HCA, Inc.	184,629	9,327
Health Management Associates, Inc., Class A	71,122	1,401
Health Net, Inc. *	51,000	2,117
Henry Schein, Inc. *	39,919	1,984
Hillenbrand Industries, Inc.	28,548	1,675
Hologic, Inc. *	10,011	482
Hospira, Inc. *	71,640	2,604
Humana, Inc. *	77,691	4,662
IDEXX Laboratories, Inc. *	14,149	1,177
IMS Health, Inc.	107,889	3,005
Intuitive Surgical, Inc. *	12,415	1,231
Kinetic Concepts, Inc. *	30,492	1,060
Laboratory Corp. of America Holdings *	61,322	4,200
Lincare Holdings, Inc. *	44,650	1,498
Manor Care, Inc.	16,982	815
McKesson Corp.	144,147	7,220
Medco Health Solutions, Inc. *	138,043	7,385
Medtronic, Inc.	530,918	25,845
Omnicare, Inc. (a)	43,433	1,645
Patterson Cos., Inc. *	53,200	1,748
Pediatrix Medical Group, Inc. *	21,754	977
Quest Diagnostics, Inc.	93,347	4,643
ResMed, Inc. *	26,708	1,175
Respironics, Inc. *	11,167	394
Sierra Health Services, Inc. *	49,604	1,698
St. Jude Medical, Inc. *	147,605	5,070
Stryker Corp.	169,354	8,856
Tenet Healthcare Corp. *	216,056	1,525
The Cooper Cos., Inc.	7,447	429
Triad Hospitals, Inc. *	33,057	1,224
UnitedHealth Group, Inc.	628,712	30,669
Universal Health Services, Inc., Class B	22,337	1,183
Varian Medical Systems, Inc. *	58,271	3,197
VCA Antech, Inc. *	37,554	1,216
WellPoint, Inc. *	306,523	23,394
Zimmer Holdings, Inc. *	106,612	7,677

		286,553

Household & Personal Products 2.1%

Alberto-Culver Co., Class B	31,550	1,603
Avon Products, Inc.	183,336	5,575
Church & Dwight Co., Inc.	28,997	1,176
Clorox Co.	69,525	4,488
Colgate-Palmolive Co.	232,527	14,875
Energizer Holdings, Inc. *	26,100	2,040
Herbalife Ltd. *	31,709	1,161
Kimberly-Clark Corp.	209,634	13,945
Procter & Gamble Co. (b)	1,476,519	93,597
The Estee Lauder Cos., Inc., Class A	94,954	3,835

		142,295
See financial notes.     5

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Insurance 6.1%

ACE Ltd.	146,101	8,364
AFLAC, Inc.	246,513	11,073
Alleghany Corp. *	3,794	1,160
Ambac Financial Group, Inc.	51,728	4,319
American Financial Group, Inc.	42,870	2,052
American International Group, Inc. (b)	1,164,836	78,242
American National Insurance Co.	11,837	1,373
AmerUs Group Co.	19,584	1,341
AON Corp.	158,163	5,503
Arthur J. Gallagher & Co. (a)	35,720	995
Assurant, Inc.	69,992	3,686
Axis Capital Holdings Ltd.	66,062	2,170
Berkshire Hathaway, Inc., Class A *	697	73,516
Brown & Brown, Inc.	63,576	1,860
Cincinnati Financial Corp.	78,217	3,571
CNA Financial Corp. (a)*	120,900	4,528
Conseco, Inc. *	75,473	1,535
Endurance Specialty Holdings Ltd.	30,453	1,086
Erie Indemnity Co., Class A (a)	19,985	1,012
Everest Re Group Ltd.	28,420	2,819
Fidelity National Financial, Inc.	77,046	1,718
Fidelity National Title Group, Inc., Class A	140,569	3,094
First American Corp.	44,360	1,811
Genworth Financial, Inc., Class A	229,439	7,672
Hanover Insurance Group, Inc.	26,400	1,197
HCC Insurance Holdings, Inc.	63,257	2,129
Lincoln National Corp.	133,159	8,430
Loews Corp.	267,658	10,417
Markel Corp. *	4,931	1,970
Marsh & McLennan Cos., Inc.	225,520	6,639
MBIA, Inc.	61,034	3,785
Mercury General Corp.	25,135	1,301
MetLife, Inc.	354,444	20,249
Nationwide Financial Services, Inc., Class A	79,873	4,067
Old Republic International Corp.	105,309	2,373
PartnerRe Ltd.	25,169	1,760
Philadelphia Consolidated Holding Corp. *	37,845	1,481
Principal Financial Group, Inc.	143,709	8,118
Protective Life Corp.	34,757	1,538
Prudential Financial, Inc.	230,197	17,709
Reinsurance Group of America, Inc.	31,210	1,760
RenaissanceRe Holdings Ltd.	32,807	1,785
SAFECO Corp.	65,378	3,804
StanCorp Financial Group, Inc.	28,442	1,300
The Allstate Corp.	300,698	18,451
The Chubb Corp.	189,492	10,072
The Hartford Financial Services Group, Inc.	144,495	12,596
The Progressive Corp.	364,092	8,800
The St. Paul Travelers Cos., Inc.	322,697	16,500
Torchmark Corp. (a)	47,877	2,953
Transatlantic Holdings, Inc.	32,429	1,976
Unitrin, Inc.	31,571	1,355
UnumProvident Corp. (a)	135,914	2,688
W. R. Berkley Corp.	94,725	3,492
Wesco Financial Corp.	3,565	1,709
White Mountains Insurance Group Ltd.	3,613	2,051
XL Capital Ltd., Class A	80,467	5,677

		414,632

Materials 3.0%

Air Products & Chemicals, Inc.	102,278	7,126
Airgas, Inc.	27,451	1,038
Alcoa, Inc.	376,020	10,871
Allegheny Technologies, Inc.	29,252	2,303
Ashland, Inc.	32,240	1,905
Ball Corp.	41,588	1,730
Bemis Co.	31,149	1,047
Cabot Corp.	14,616	578
Celanese Corp.	73,143	1,507
Chemtura Corp.	36,747	315
Commercial Metals Co.	53,294	1,418
Crown Holdings, Inc. *	82,776	1,609
Cytec Industries, Inc.	14,200	787
E.I. du Pont de Nemours & Co.	409,707	18,765
Eagle Materials, Inc.	3,490	128
Eastman Chemical Co.	37,591	2,290
Ecolab, Inc.	114,668	5,200
Florida Rock Industries, Inc.	18,667	801
FMC Corp.	25,076	1,719
Freeport-McMoRan Copper & Gold, Inc., Class B	87,017	5,263
Glamis Gold Ltd. (a)*	60,697	2,677
Huntsman Corp. *	62,754	1,084
International Flavors & Fragrances, Inc.	43,608	1,852
International Paper Co.	241,207	8,044
Louisiana-Pacific Corp.	48,798	965
Lubrizol Corp.	38,960	1,753
Lyondell Chemical Co.	110,057	2,825
Martin Marietta Materials, Inc. (a)	18,349	1,615
MeadWestvaco Corp.	84,883	2,336
Meridian Gold, Inc. *	45,756	1,158
Monsanto Co.	241,834	10,694
Nalco Holding Co. *	49,243	996
Newmont Mining Corp.	177,208	8,022
Nucor Corp.	156,776	9,157
Owens-Illinois, Inc. *	69,277	1,150
6     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Packaging Corp. of America	49,530	1,138
Pactiv Corp. *	75,260	2,321
Phelps Dodge Corp.	87,834	8,817
PPG Industries, Inc.	83,206	5,691
Praxair, Inc.	148,528	8,949
Reliance Steel & Aluminum Co.	34,322	1,179
Rohm & Haas Co.	110,401	5,721
Sealed Air Corp.	42,051	2,503
Sigma-Aldrich Corp.	24,304	1,825
Smurfit-Stone Container Corp. *	116,030	1,237
Sonoco Products Co.	55,770	1,979
Southern Copper Corp. (a)	115,982	5,959
Temple-Inland, Inc.	60,908	2,402
The Dow Chemical Co.	430,556	17,562
The Mosaic Co. *	130,695	2,447
The Scotts Miracle-Gro Co., Class A	14,668	726
Titanium Metals Corp. (a)*	40,816	1,203
Tronox, Inc., Class B	10,790	141
United States Steel Corp.	57,768	3,905
Valhi, Inc. (a)	16,058	396
Valspar Corp.	46,946	1,258
Vulcan Materials Co.	43,182	3,518
Westlake Chemical Corp.	26,683	842
Weyerhaeuser Co.	108,315	6,888

		209,335

Media 4.0%

Adelphia Communications, Class A *	75,707	2
Belo Corp., Class A	40,900	717
Cablevision Systems Corp., Class A *	127,910	3,555
CBS Corp., Class B	380,405	11,009
Clear Channel Communications, Inc.	220,896	7,698
Clear Channel Outdoor Holdings, Inc., Class A *	108,217	2,657
Comcast Corp., Class A *	989,202	40,231
Discovery Holding Co., Class A *	67,197	997
Dow Jones & Co., Inc. (a)	34,348	1,205
DreamWorks Animation SKG, Inc., Class A (a)*	57,145	1,511
EchoStar Communications Corp., Class A *	200,772	7,131
Gannett Co., Inc.	108,854	6,438
Getty Images, Inc. (a)*	24,937	1,080
Harte-Hanks, Inc.	40,216	1,015
Interactive Data Corp. *	13,830	316
Interpublic Group of Cos., Inc. (a)*	172,664	1,884
John Wiley & Sons, Inc., Class A	27,380	966
Lamar Advertising Co., Class A *	44,170	2,548
Liberty Global, Inc., Class A (a)*	177,066	4,646
Liberty Media Holding Corp. — Capital *	47,961	4,271
McGraw-Hill Cos., Inc.	185,136	11,880
Meredith Corp.	16,639	874
News Corp., Class A	1,461,928	30,481
Omnicom Group, Inc.	84,869	8,610
R.H. Donnelley Corp. *	31,186	1,878
Regal Entertainment Group, Class A (a)	42,691	885
Sirius Satellite Radio, Inc. (a)*	442,485	1,695
The DIRECTV Group, Inc. *	639,345	14,245
The E.W. Scripps Co., Class A	65,773	3,253
The McClatchy Co., Class A	23,405	1,015
The New York Times Co., Class A (a)	56,925	1,376
The Walt Disney Co.	880,202	27,691
Time Warner, Inc.	2,104,701	42,115
Tribune Co. (a)	132,200	4,406
Univision Communications, Inc., Class A *	137,355	4,816
Viacom, Inc., Class B *	337,946	13,153
Warner Music Group Corp.	50,986	1,322
Washington Post, Class B	4,226	3,183
XM Satellite Radio Holdings, Inc., Class A (a)*	51,979	606

		273,361

Pharmaceuticals & Biotechnology 7.7%

Abbott Laboratories (b)	686,146	32,599
Abraxis Bioscience, Inc. (a)*	47,356	1,250
Affymetrix, Inc. (a)*	1,490	38
Alkermes, Inc. *	7,142	120
Allergan, Inc.	63,081	7,286
Amgen, Inc. (b)*	549,660	41,725
Amylin Pharmaceuticals, Inc. (a)*	33,747	1,483
Applera Corp.-Applied Biosystems Group	100,500	3,749
Barr Pharmaceuticals, Inc. *	49,638	2,599
Biogen Idec, Inc. *	161,355	7,680
Bristol-Myers Squibb Co.	866,839	21,454
Celgene Corp. *	114,946	6,143
Cephalon, Inc. (a)*	14,000	982
Charles River Laboratories, Inc. *	25,115	1,078
Covance, Inc. *	24,300	1,422
Eli Lilly & Co.	511,171	28,631
Endo Pharmaceutical Holdings, Inc. *	60,828	1,736
Fisher Scientific International, Inc. *	56,560	4,843
Forest Laboratories, Inc. *	152,846	7,480
Genentech, Inc. *	466,519	38,861
Genzyme Corp. *	119,131	8,042
Gilead Sciences, Inc. *	203,956	14,053
ImClone Systems, Inc. (a)*	23,380	732
See financial notes.     7

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Invitrogen Corp. *	24,302	1,410
Johnson & Johnson	1,341,617	90,425
King Pharmaceuticals, Inc. *	119,766	2,004
Kos Pharmaceuticals, Inc. (a)*	21,213	1,055
MedImmune, Inc. *	89,756	2,876
Merck & Co., Inc.	1,002,785	45,546
Millennium Pharmaceuticals, Inc. *	141,504	1,656
Millipore Corp. *	22,874	1,476
Mylan Laboratories, Inc.	93,000	1,906
Neurocrine Biosciences, Inc. (a)*	4,383	51
PDL BioPharma, Inc. (a)*	23,895	505
PerkinElmer, Inc.	63,500	1,356
Pfizer, Inc.	3,337,510	88,945
Pharmaceutical Product Development, Inc. (PPD)	47,746	1,511
Schering-Plough Corp. (b)	680,516	15,067
Sepracor, Inc. (a)*	43,869	2,271
Techne Corp. *	17,563	981
Thermo Electron Corp. *	50,778	2,177
Vertex Pharmaceuticals, Inc. *	21,412	869
Waters Corp. *	51,000	2,540
Watson Pharmaceuticals, Inc. *	54,400	1,464
Wyeth	598,983	30,566

		530,643

Real Estate 2.2%

AMB Property Corp.	39,425	2,303
Apartment Investment & Management Co., Class A	43,665	2,503
Archstone-Smith Trust	97,600	5,877
AvalonBay Communities, Inc.	33,551	4,397
Boston Properties, Inc.	51,905	5,545
Brandywine Realty Trust	40,050	1,336
BRE Properties, Class A	23,424	1,553
Camden Property Trust	23,864	1,926
CapitalSource, Inc.	69,479	1,927
CB Richard Ellis Group, Inc., Class A *	101,337	3,043
CBL & Associates Properties, Inc.	29,241	1,279
Colonial Properties Trust	20,534	1,035
Crescent Real Estate Equity Co. (a)	45,568	993
Developers Diversified Realty Corp.	48,900	2,978
Duke Realty Corp.	65,937	2,641
Equity Office Properties Trust	187,588	7,973
Equity Residential	132,472	7,234
Essex Property Trust, Inc.	10,517	1,402
Federal Realty Investment Trust	24,196	1,939
Forest City Enterprises, Inc., Class A	39,988	2,195
General Growth Properties, Inc.	109,593	5,688
Global Signal, Inc.	31,390	1,705
Health Care Property Investors, Inc.	62,680	1,968
Health Care REIT, Inc.	26,421	1,091
Hospitality Properties Trust	33,081	1,603
Host Hotels & Resorts, Inc.	224,534	5,178
HRPT Properties Trust (a)	88,774	1,056
iStar Financial, Inc.	51,293	2,376
Jones Lang LaSalle, Inc.	16,005	1,472
Kimco Realty Corp.	108,932	4,840
Liberty Media Holding Corp. — Capital	40,104	1,933
Mack-Cali Realty Corp.	28,347	1,500
New Century Financial Corp. (a)	23,820	938
New Plan Excel Realty Trust	47,173	1,359
Plum Creek Timber Co., Inc.	84,798	3,048
ProLogis	111,861	7,077
Public Storage, Inc.	71,159	6,384
Rayonier, Inc.	34,923	1,432
Realogy Corp. *	118,147	3,046
Reckson Associates Realty Corp.	37,150	1,639
Regency Centers Corp.	28,082	2,026
Simon Property Group, Inc.	101,978	9,902
SL Green Realty Corp.	18,743	2,269
The Macerich Co.	31,678	2,545
The Mills Corp. (a)	24,745	452
The St. Joe Co. (a)	21,800	1,172
Thornburg Mortgage, Inc. (a)	46,418	1,192
United Dominion Realty Trust, Inc.	63,289	2,049
Ventas, Inc.	47,419	1,848
Vornado Realty Trust	64,751	7,722
Weingarten Realty Investors	41,202	1,916

		148,505

Retailing 3.5%

Abercrombie & Fitch Co., Class A	34,819	2,669
Advance Auto Parts, Inc.	44,702	1,565
Amazon.com, Inc. (a)*	179,941	6,854
American Eagle Outfitters, Inc.	78,390	3,590
AnnTaylor Stores Corp. *	55,337	2,436
AutoNation, Inc. *	96,766	1,940
AutoZone, Inc. *	32,733	3,666
Barnes & Noble, Inc.	23,118	955
Bed Bath & Beyond, Inc. *	133,920	5,396
Best Buy Co., Inc.	210,276	11,618
CarMax, Inc. *	33,400	1,480
Chico’s FAS, Inc. *	46,194	1,105
Circuit City Stores, Inc.	65,937	1,779
Claire’s Stores, Inc.	41,419	1,174
Dillard’s, Inc., Class A (a)	38,764	1,169
Dollar General Corp.	98,205	1,378
Dollar Tree Stores, Inc. *	64,308	1,999
Expedia, Inc. *	148,709	2,417
Family Dollar Stores, Inc.	53,600	1,579
Federated Department Stores, Inc.	235,276	10,331
Foot Locker, Inc.	67,009	1,554
GameStop Corp., Class A (a)*	13,500	689
8     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Genuine Parts Co. (a)	78,530	3,575
Home Depot, Inc.	936,295	34,952
IAC/InterActiveCorp. *	145,260	4,500
J.C. Penney Co., Inc.	115,522	8,691
Kohl’s Corp. *	154,065	10,877
Liberty Media Holding Corp. - Interactive *	8	—
Limited Brands, Inc.	176,623	5,205
Lowe’s Cos., Inc.	676,546	20,391
Nordstrom, Inc.	135,500	6,416
O’Reilly Automotive, Inc. *	24,566	793
Office Depot, Inc. *	154,030	6,468
PETsMART, Inc.	61,195	1,761
RadioShack Corp. (a)	45,340	809
Ross Stores, Inc.	68,156	2,006
Saks, Inc. (a)	51,579	998
Sears Holdings Corp. *	73,494	12,822
Staples, Inc.	318,070	8,203
Target Corp.	391,242	23,154
The Gap, Inc.	404,475	8,502
The Sherwin-Williams Co.	62,790	3,719
The TJX Cos., Inc.	214,065	6,197
Tiffany & Co.	63,173	2,257
Tractor Supply Co. *	4,484	217
Urban Outfitters, Inc. (a)*	33,496	586
Williams-Sonoma, Inc. (a)	39,121	1,330

		241,772

Semiconductors & Semiconductor Equipment 2.6%

Advanced Micro Devices, Inc. *	196,331	4,176
Agere Systems, Inc., Class A *	113,332	1,924
Altera Corp. *	167,219	3,083
Analog Devices, Inc.	163,574	5,205
Applied Materials, Inc.	769,089	13,374
Atmel Corp *	352,817	2,029
Broadcom Corp., Class A *	226,725	6,863
Cypress Semiconductor Corp. *	13,168	221
Fairchild Semiconductor International, Inc. *	59,000	950
Freescale Semiconductor, Inc., Class B *	195,106	7,674
Integrated Device Technology Inc *	114,071	1,808
Intel Corp.	2,613,230	55,766
International Rectifier Corp. *	23,542	847
Intersil Corp., Class A	84,467	1,981
KLA-Tencor Corp.	90,738	4,462
Lam Research Corp. *	60,600	2,997
Linear Technology Corp.	136,766	4,256
LSI Logic Corp. (a)*	172,645	1,735
Marvell Technology Group Ltd. *	261,462	4,780
Maxim Integrated Products, Inc.	131,721	3,953
MEMC Electronic Materials, Inc. *	96,877	3,439
Microchip Technology, Inc.	93,566	3,081
Micron Technology, Inc. *	301,400	4,355
National Semiconductor Corp.	150,458	3,655
Novellus Systems, Inc. *	71,495	1,977
NVIDIA Corp. *	152,500	5,318
Rambus, Inc. (a)*	20,164	334
Silicon Laboratories, Inc. *	35,436	1,156
Teradyne, Inc. *	89,557	1,256
Texas Instruments, Inc. (b)	744,475	22,468
Xilinx, Inc.	145,705	3,717

		178,840

Software & Services 6.5%

Accenture Ltd., Class A	382,342	12,583
Activision, Inc. *	102,269	1,577
Acxiom Corp.	43,076	1,066
Adobe Systems, Inc. *	272,213	10,412
Affiliated Computer Services, Inc., Class A *	56,867	3,041
Akamai Technologies, Inc. *	39,209	1,837
Alliance Data Systems Corp. *	31,271	1,899
Autodesk, Inc. *	112,972	4,152
Automatic Data Processing, Inc.	256,651	12,689
BEA Systems, Inc. *	222,106	3,614
BMC Software, Inc. *	111,712	3,386
CA, Inc.	262,481	6,499
Cadence Design Systems, Inc. *	150,387	2,686
Ceridian Corp. *	73,700	1,737
CheckFree Corp. *	40,380	1,594
Citrix Systems, Inc. *	78,500	2,318
Cognizant Technology Solutions Corp., Class A *	59,383	4,470
Computer Sciences Corp. *	82,331	4,351
Compuware Corp. *	178,164	1,432
Convergys Corp. *	53,909	1,143
DST Systems, Inc. *	22,480	1,389
eBay, Inc. *	621,520	19,969
Electronic Arts, Inc. *	138,281	7,314
Electronic Data Systems Corp.	251,895	6,381
Fair Isaac Corp.	31,051	1,137
Fidelity National Information Services, Inc.	68,365	2,842
First Data Corp.	340,290	8,252
Fiserv, Inc. *	96,589	4,772
Global Payments, Inc.	44,138	1,929
Google, Inc., Class A *	131,796	62,786
Hewitt Associates, Inc., Class A *	51,138	1,280
Intuit, Inc. *	181,844	6,419
Iron Mountain, Inc. *	48,925	2,122
McAfee, Inc. *	78,229	2,263
Microsoft Corp. (b)	4,638,788	133,180
MoneyGram International, Inc.	51,261	1,754
NAVTEQ Corp. *	34,692	1,152
Novell, Inc. *	186,424	1,119
Oracle Corp. *	2,388,510	44,116
See financial notes.     9

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Paychex, Inc.	168,578	6,656
Red Hat, Inc. (a)*	91,683	1,502
Sabre Holdings Corp., Class A	58,500	1,487
Salesforce.com, Inc. (a)*	25,321	988
Symantec Corp. *	472,374	9,372
Synopsys, Inc. *	85,000	1,913
Total System Services, Inc. (a)	77,115	1,857
Unisys Corp. *	156,321	1,022
VeriSign, Inc. *	99,505	2,058
Western Union Co. *	340,290	7,503
Yahoo! Inc. *	617,029	16,253

		443,273

Technology Hardware & Equipment 6.1%

ADC Telecommunications, Inc. *	43,267	619
ADTRAN, Inc.	28,105	650
Agilent Technologies, Inc. *	211,131	7,516
Amphenol Corp.	40,410	2,744
Andrew Corp. *	65,900	610
Apple Computer, Inc. (b)*	377,914	30,641
Arrow Electronics, Inc. *	45,400	1,355
Avaya, Inc. *	260,398	3,336
Avnet, Inc. *	66,746	1,580
AVX Corp. (a)	105,132	1,657
CDW Corp.	31,200	2,049
Ciena Corp. (a)*	37,753	888
Cisco Systems, Inc. *	2,792,515	67,383
Comverse Technology, Inc. *	92,867	2,022
Corning, Inc. *	679,563	13,883
Dell, Inc. *	1,030,899	25,082
Diebold, Inc.	25,318	1,106
Dolby Laboratories Inc., Class A *	26,929	533
EMC Corp. *	1,073,224	13,147
F5 Networks, Inc. *	4,559	302
Harris Corp.	66,646	2,839
Hewlett-Packard Co.	1,269,818	49,193
Ingram Micro, Inc., Class A *	34,851	718
International Business Machines Corp.	710,390	65,590
Jabil Circuit, Inc.	86,900	2,495
JDS Uniphase Corp. (a)*	81,305	1,181
Juniper Networks, Inc. *	206,894	3,563
Lexmark International, Inc., Class A *	62,559	3,978
Lucent Technologies, Inc. *	2,051,582	4,985
Molex, Inc.	94,721	3,306
Motorola, Inc.	1,146,188	26,431
National Instruments Corp.	38,765	1,209
NCR Corp. *	83,044	3,448
Network Appliance, Inc. *	158,900	5,800
QLogic Corp. *	73,400	1,511
QUALCOMM, Inc.	732,928	26,671
SanDisk Corp. *	69,258	3,331
Sanmina — SCI Corp. *	240,427	950
Seagate Technology *	220,237	4,973
Solectron Corp. *	410,505	1,371
Sun Microsystems, Inc. (b)*	1,555,739	8,448
SunPower Corp., Class A (a)*	22,992	774
Symbol Technologies, Inc.	58,690	876
Tech Data Corp. *	25,152	990
Tektronix, Inc.	46,217	1,404
Tellabs, Inc. *	201,275	2,121
Vishay Intertechnology, Inc. *	107,250	1,447
Western Digital Corp. *	99,512	1,819
Xerox Corp. *	451,130	7,669
Zebra Technologies Corp., Class A *	20,225	754

		416,948

Telecommunication Services 3.2%

Alltel Corp.	174,914	9,325
American Tower Corp., Class A *	189,989	6,843
AT&T Corp. (b)	1,751,248	59,980
BellSouth Corp.	816,966	36,845
CenturyTel, Inc.	67,187	2,704
Citizens Communications Co.	179,058	2,625
Crown Castle International Corp. *	97,060	3,266
Embarq Corp.	75	4
Leap Wireless International, Inc. *	27,680	1,535
Level 3 Communications, Inc. (a)*	365,340	1,933
NII Holdings, Inc. *	54,341	3,534
Qwest Communications International, Inc. (a)*	870,635	7,514
Sprint Nextel Corp. (b)	1,306,207	24,413
Telephone & Data Systems, Inc.	53,101	2,594
U.S. Cellular Corp. *	39,840	2,526
Verizon Communications, Inc.	1,318,737	48,793
Windstream Corp.	180,848	2,481

		216,915

Transportation 1.8%

Alexander & Baldwin, Inc.	15,426	710
AMR Corp. (a)*	122,251	3,465
Avis Budget Group, Inc.	47,258	935
Burlington Northern Santa Fe Corp.	166,481	12,907
C.H. Robinson Worldwide, Inc.	85,048	3,550
Con-way, Inc.	16,208	764
CSX Corp.	195,642	6,979
Expeditors International of Washington, Inc.	84,098	3,987
FedEx Corp.	138,928	15,913
J.B. Hunt Transport Services, Inc. (a)	48,791	1,056
Laidlaw International, Inc.	51,982	1,508
Landstar Systems, Inc.	26,430	1,227
Norfolk Southern Corp.	179,106	9,416
Ryder System, Inc.	8,764	461
Southwest Airlines Co.	382,788	5,753
UAL Corp. *	57,667	2,073
10     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Union Pacific Corp.	121,691	11,029
United Parcel Service, Inc., Class B	491,025	36,999
US Airways Group, Inc. (a)*	38,548	1,922
UTI Worldwide, Inc.	43,080	1,114
YRC Worldwide, Inc. (a)*	24,091	933

		122,701

Utilities 3.3%

AGL Resources, Inc.	17,800	668
Allegheny Energy, Inc. *	80,053	3,445
Alliant Energy Corp.	56,200	2,155
Ameren Corp. (a)	71,685	3,878
American Electric Power Co., Inc.	176,431	7,310
Aqua America, Inc. (a)	43,134	1,046
Atmos Energy Corp.	14,818	455
CenterPoint Energy, Inc. (a)	114,911	1,779
CMS Energy Corp. *	83,533	1,244
Consolidated Edison, Inc. (a)	96,706	4,676
Constellation Energy Group, Inc.	82,341	5,138
Dominion Resources, Inc.	152,529	12,353
DPL, Inc.	58,361	1,676
DTE Energy Co. (a)	75,397	3,425
Duke Energy Corp.	543,943	17,210
Edison International	161,354	7,171
Energen Corp.	11,496	492
Energy East Corp.	36,053	876
Entergy Corp.	91,022	7,812
Equitable Resources, Inc.	37,500	1,520
Exelon Corp.	298,956	18,529
FirstEnergy Corp.	149,370	8,790
FPL Group, Inc.	181,608	9,262
Hawaiian Electric Industries, Inc. (a)	18,448	517
KeySpan Corp.	80,439	3,264
MDU Resources Group, Inc.	44,617	1,146
Mirant Corp. *	138,402	4,093
National Fuel Gas Co.	27,047	1,012
NiSource, Inc.	113,480	2,641
Northeast Utilities	45,314	1,133
NRG Energy, Inc. (a)*	53,565	2,579
NSTAR	21,712	755
OGE Energy Corp.	29,180	1,126
Oneok, Inc.	32,162	1,339
Pepco Holdings, Inc.	83,974	2,135
PG&E Corp.	162,137	6,995
Pinnacle West Capital Corp.	36,487	1,744
PPL Corp.	173,611	5,993
Progress Energy, Inc.	109,085	5,018
Public Service Enterprise Group, Inc.	109,961	6,713
Puget Energy, Inc.	46,219	1,104
Questar Corp.	35,560	2,897
Reliant Energy, Inc. (a)*	111,797	1,418
SCANA Corp.	32,431	1,296
Sempra Energy	108,478	5,754
Southern Union Co.	40,862	1,131
TECO Energy, Inc.	92,117	1,519
The AES Corp. (b)*	320,202	7,041
The Southern Co. (a)	316,118	11,507
TXU Corp.	225,764	14,252
UGI Corp.	50,848	1,347
Wisconsin Energy Corp.	43,168	1,983
WPS Resources Corp.	14,155	753
Xcel Energy, Inc.	137,409	3,033

		224,148

Foreign Common Stock 0.1% of net assets

Canada 0.0%

Consumer Services 0.0%

Tim Hortons, Inc. (a)	65,374	1,889

Cayman Islands 0.1%

Energy 0.1%

GlobalSantaFe Corp.	96,995	5,034

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.0% of net assets

U.S. Treasury Bill
4.90%, 12/14/06	800	795

	Number of	Value
Security	Shares	($ x 1,000)

Warrant 0.0% of net assets

Raytheon Co. *	12,506	197

End of Investments.

Collateral Invested for Securities on Loan 3.2% of net assets
State Street Navigator Security Lending Prime Portfolio	220,792,750	220,793

End of collateral invested for securities on loan.
See financial notes.     11

Schwab 1000 Index Fund
Portfolio Holdings continued
At 10/31/06 the tax basis cost of the fund’s investments was $3,195,255, and the unrealized appreciation and depreciation were $3,776,628 and ($144,026), respectively, with a net unrealized appreciation of $3,632,602.
In addition to the above, the fund held the following at 10/31/06. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S&P500 Index, e-mini,
Long, expires 12/15/06	70	4,841	189

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser
12     See financial notes.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Evelyn Dilsaver and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver
Chief Executive Officer
Date: December 20, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver
Chief Executive Officer
Date: December 20, 2006

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: December 20, 2006